SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT (NO.                 )

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

MASSMUTUAL SELECT FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Assistant Secretary

MassMutual Select Funds

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

MASSMUTUAL SELECT FUNDS

1295 State Street

Springfield, Massachusetts 01111

Acquisition of MassMutual Select Growth Equity Fund by MassMutual Select Blue Chip Growth Fund

PROSPECTUS/INFORMATION STATEMENT

October 14, 2007

The Board of Trustees (“Trustees”) of the MassMutual Select Funds (“Select Funds” or the “Trust”) are distributing this Prospectus/Information Statement in connection with the merger of the MassMutual Select Growth Equity Fund (“Growth Equity Fund”) into the MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund” and, together with the Growth Equity Fund, the “Funds”) (the “Merger”). This Prospectus/Information Statement is being delivered to shareholders of record as of October 12, 2007 on or about October 30, 2007.

The Trust is distributing this Prospectus/Information Statement solely for your information in connection with action to be taken by Massachusetts Mutual Life Insurance Company (“MassMutual”) (in its capacity as the majority shareholder of the Growth Equity Fund, the “Majority Shareholder”). The Majority Shareholder anticipates approving the Merger by written consent on or about a date that is 20 days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable. THE TRUSTEES ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND A PROXY.

The Funds are diversified series of the Trust and are located at 1295 State Street, Springfield, Massachusetts 01111; 1-888-309-3539. As a result of the Merger, each shareholder of the Growth Equity Fund will receive shares of the Blue Chip Growth Fund equal in value at the date of the exchange to the value of the shareholder’s Growth Equity Fund shares. This Prospectus/Information Statement explains concisely what you should know regarding the Merger and about the Blue Chip Growth Fund. Please read this Prospectus/Information Statement and keep it for future reference.

This document is required under the federal securities laws and is provided solely for informational purposes.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Information Statement by reference to the extent they contain information about the Growth Equity Fund or Blue Chip Growth Fund:

(i) the prospectus of the Select Funds, dated April 2, 2007, and supplemented July 16, 2007 and September 24, 2007 (the “Select Prospectus”);

(ii) the statement of additional information of the Select Funds, dated April 2, 2007, and supplemented September 24, 2007 and October 5, 2007 (the “Select SAI”);

(iii) the Report of Independent Registered Public Accounting Firm and financial statements included in the Select Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2006; and

(iv) the financial statements included in the Select Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2007.

Shareholders may obtain free copies of any of the above, request other information about the Funds, or make shareholder inquiries, by calling toll-free at 1-888-309-3539, or by writing to the Trust at 1295 State Street, Springfield, Massachusetts 01111-0111.

You may review and copy information about the Funds, including the statement of additional information, at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-202-942-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS/INFORMATION STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MASSMUTUAL SELECT FUNDS. THIS PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFERING BY MASSMUTUAL SELECT FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

I. Synopsis

The following provides an overview of key points regarding the Merger. This information is qualified in its entirety by the remainder of the Prospectus/Information Statement, which contains additional information and further details regarding the Merger.

1. Overview of the Merger

The Trustees of the Growth Equity Fund unanimously approved the Merger on behalf of the Growth Equity Fund, subject to the approval of a majority of the Fund’s shareholders. The Majority Shareholder of the Growth Equity Fund has indicated that it will approve the Merger, which will be accomplished pursuant to an Agreement and Plan of Reorganization (the “Agreement”), attached hereto as Exhibit 1. After the Majority Shareholder approves the Merger, pursuant to the Agreement, all of the assets of the Growth Equity Fund will be transferred to the Blue Chip Growth Fund in exchange for shares of the Blue Chip Growth Fund (the “Merger Shares”) with a value equal to the value of the Growth Equity Fund’s assets net of liabilities, and for the assumption by the Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund. Immediately following the transfer, the Merger Shares received by the Growth Equity Fund will be distributed to its shareholders, pro rata, with the holders of each class of shares receiving shares of the same class of the Blue Chip Growth Fund in accordance with such shareholders’ percentage ownership interest in such class of shares of the Growth Equity Fund on the valuation date, which is anticipated to be on or about November 30, 2007. The Growth Equity Fund will then be liquidated and dissolved.

It is intended that, as a result of the Merger, each shareholder of the Growth Equity Fund will receive, without paying any sales charges and on a tax-free basis (for federal income tax purposes), a number of full and fractional Class S, Y, L, A or N shares, as the case may be, of the Blue Chip Growth Fund with an aggregate net asset value equal to the aggregate net asset value of the Class S, Y, L, A or N shares of the Growth Equity Fund held by such shareholder immediately prior to the closing of the Merger.

By approving the Agreement, the Majority Shareholder of the Growth Equity Fund is approving the Merger, including the liquidation and dissolution of the Growth Equity Fund.

2. Rationale for the Merger

MassMutual, the investment adviser to the Trust (in such capacity, the “Adviser”), believes the Merger offers shareholders of the Growth Equity Fund the opportunity to invest in a larger fund with similar investment policies to those of the Growth Equity Fund, with the potential to achieve economies of scale over time because costs will be spread over a larger asset base. In addition, MassMutual believes the Merger will provide shareholders of the Growth Equity Fund access to a new sub-adviser that has a record of favorable long-term total returns, and may result in more stable cash flows relative to the cash flows experienced in the Growth Equity Fund.

The Trustees of the Growth Equity Fund have carefully considered MassMutual’s recommendations. Following a review of the anticipated benefits and costs of the Merger to the shareholders of the Growth Equity Fund, the Trustees of the Growth Equity Fund, including the Trustees who are not “interested persons” of the Select Funds or MassMutual (as such term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”)), unanimously determined that the Merger is in the best interest of the shareholders of the Growth Equity Fund. For a discussion of the Trustees’ deliberations, see “Information About the Merger—Trustees’ Considerations Relating to the Merger.”

3. Comparison of the Investment Objectives, Principal Investment Strategies and Policies of the Growth Equity Fund with Those of the Blue Chip Growth Fund

The investment objectives of the Funds are similar. With the exception of the reference to the Fund’s investment for future income in the Growth Equity Fund’s fundamental objective, both the Growth Equity Fund and the Blue Chip Growth Fund seek growth of capital over the long term. While there are differences in the investment process, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the sub-adviser to the Growth Equity Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”), the sub-adviser to the Blue Chip Growth Fund, each seek to identify high quality growth stocks and to construct a broadly diversified portfolio. Although the principal investment strategies of the Funds are similar, there are differences. For example, the Growth Equity Fund seeks to achieve its objective by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which GMO believes offer prospects for long-term growth. GMO uses fundamental investment principles and quantitative applications to provide broad exposure to the large capitalization growth sector of the U.S. equity market. The Blue Chip Growth Fund seeks to achieve its objective by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. T. Rowe Price believes bottom-up, fundamental research is key to identifying successful long-term investments. Please see the table below for more information comparing the investment objectives and strategies of the Funds.

The investment policies of the two Funds are similar in most respects. The principal differences between the portfolios of the Funds over time have been the result of differences in the sector and stock selections of their respective sub-advisers, reflecting both the views of the portfolio managers on the various companies available for investment in the Funds’ investment universes, and their assessments of economic and market conditions generally. The Blue Chip Growth Fund has also historically invested a portion of its assets in equity securities of non-U.S. issuers, where the Growth Equity Fund has not. The Blue Chip Growth Fund has outperformed the Growth Equity Fund in most of the periods shown on pages 11 and 12 although there can be no assurance that would continue to be the case in the future if the Merger were not consummated.

This table shows the investment objective and principal investment strategies of each Fund. For more detail regarding the investment objective, strategies and policies of the Blue Chip Growth Fund, see “Additional Information About the Blue Chip Growth Fund.”

GROWTH EQUITY FUND	BLUE CHIP GROWTH FUND
Investment Objectives
This Fund seeks long-term growth of capital and future income.	This Fund seeks growth of capital over the long term.
Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), believes offer prospects for long-term growth.

GMO uses proprietary research and multiple quantitative models to identify stocks it believes are undervalued and stocks in the growth universe it believes have improving fundamentals. Generally, these stocks are trading at prices below what GMO believes to be their intrinsic value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline, industry and sector weight, and market capitalization. The factors considered by GMO and the models may change over time.

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Growth Equity Fund and the Blue Chip Growth Fund each has adopted certain “fundamental” policies, which cannot be changed without the approval of a majority of the outstanding voting securities of the applicable Fund, as such term is defined in the 1940 Act; other investment policies can be changed without shareholder approval (“non-fundamental” policies). The Funds generally have similar investment policies, but there are differences. The table below compares the fundamental investment policies of the Funds. See “Other Comparisons Between the Funds” for a discussion of the Funds’ non-fundamental investment policies.

GROWTH EQUITY FUND	BLUE CHIP GROWTH FUND
Diversification

The Trust may not, on behalf of the Fund, purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund’s assets, more than 5% of the value of the total assets (determined at the time of investment) of the Fund would be invested in the securities of a single issuer.

The Trust may not, on behalf of the Fund, purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer. This restriction is applicable to 75% of the assets of the Fund.

The Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer.
Borrowing
The Trust may not, on behalf of the Fund, borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of the Fund’s assets, except that the Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements	The Fund may not borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3 of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days

shall not be deemed to constitute borrowing money. The Fund would not make any additional investments while its borrowings exceeded 5% of its assets.	(not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
Senior Securities
The Trust may not, on behalf of the Fund, issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by the above-referenced restriction on borrowing.	The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended.
Short Sales
The Trust may not, on behalf of the Fund, make short sales, except for sales “against-the-box.”	None.
Underwriting
The Trust may not, on behalf of the Fund, act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.	The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.
Real Estate
The Trust may not, on behalf of the Fund, invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent the Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
Commodities
The Trust may not, on behalf of the Fund, purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
Lending

The Trust may not, on behalf of the Fund, make loans other than by investing in obligations in which the Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

The Trust may not, on behalf of the Fund, pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.

The Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Concentration
The Trust may not, on behalf of the Fund, acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets	The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, more than 25% of of the Fund would be invested in such industry, with the following exception:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

the Fund’s total assets would be invested in companies whose principal business activities are in the same industry.
Pooled Funds
None.	The Fund may, notwithstanding any other fundamental policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Fund’s sub-adviser or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

Note: The 1940 Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money. The 1940 Act currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

Comparison of Fees and Expenses of the Funds and Estimated Fees and Expenses Following the Merger

The following tables are intended to help you compare the fees and expenses of the Growth Equity Fund and the Blue Chip Growth Fund and to analyze the estimated expenses that MassMutual expects the combined Fund to bear in the first year following the Merger. The tables show the fees and expenses that each of the Funds incurred for its most recent fiscal year ended December 31, 2006, as well as the pro forma fees and expenses that MassMutual expects the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming consummation of the Merger as of January 1, 2006. Shareholders of the Growth Equity Fund will not pay a sales charge in connection with the Merger, although contingent deferred sales charges will continue to apply. For purposes of determining the contingent deferred sales charge applicable to Growth Equity Fund shareholders as a result of the Merger, the amount of time that the shareholder held his or her Growth Equity Fund shares will be added, or tacked, to the length of time the shareholder held Blue Chip Growth Fund shares acquired in the Merger.

Although the management fee of the combined Fund will be lower than the management fee currently paid by the Growth Equity Fund (to be reflected in a related amendment to the Blue Chip Growth Fund’s Investment Management Agreement with MassMutual), the Total Annual Fund Operating Expenses of the combined Fund are expected to be higher than those of the Growth Equity Fund currently. MassMutual has agreed to limit the Total Annual Fund Operating Expenses of the combined Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 31, 2010 to a level below that of the Growth Equity Fund currently. (It is possible that, upon the expiration of that expense limitation, the Total Annual Fund Operating Expenses of the Blue Chip Growth Fund will exceed the current expenses of the Growth Equity Fund.)

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) on purchases (as a % of offering price)	Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)
Growth Equity Fund
Class S	NONE	NONE
Class Y	NONE	NONE
Class L	NONE	NONE
Class A	5.75%	NONE(1)
Class N	NONE	1.00%(2)

Blue Chip Growth Fund
Class S	NONE	NONE
Class Y	NONE	NONE
Class L	NONE	NONE
Class A	5.75%	NONE(1)
Class N	NONE	1.00%(2)

Blue Chip Growth Fund (pro forma combined)
Class S	NONE	NONE
Class Y	NONE	NONE
Class L	NONE	NONE
Class A	5.75%	NONE(1)
Class N	NONE	1.00%(2)

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) (% of average net assets)

	Management Fees	Distribution and Service (Rule 12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses		Less Expense Reimbursement		Net Fund Expenses(7)
Growth Equity Fund
Class S	0.68%	NONE	0.11	%(3)	0.79	%(4)	NONE		0.79%
Class Y	0.68%	NONE	0.17	%(3)	0.85	%(4)	NONE		0.85%
Class L	0.68%	NONE	0.32	%(3)	1.00	%(4)	NONE		1.00%
Class A	0.68%	0.25%	0.32	%(3)	1.25	%(4)	NONE		1.25%
Class N	0.68%	0.50%	0.37	%(3)	1.55	%(4)	NONE		1.55%

Blue Chip Growth Fund
Class S	0.70%	NONE	0.19	%(3)	0.89	%(4)	(0.10%	)(5)	0.79%
Class Y	0.70%	NONE	0.30	%(3)	1.00	%(4)	(0.10%	)(5)	0.90%
Class L	0.70%	NONE	0.44	%(3)	1.14	%(4)	(0.10%	)(5)	1.04%
Class A	0.70%	0.25%	0.44	%(3)	1.39	%(4)	(0.10%	)(5)	1.29%
Class N	0.70%	0.50%	0.49	%(3)	1.69	%(4)	(0.10%	)(5)	1.59%

Blue Chip Growth Fund (pro forma combined)
Class S	0.65%	NONE	0.18%		0.83%		(0.07%	)	0.76	%(6)
Class Y	0.65%	NONE	0.31%		0.96%		(0.14%	)	0.82	%(6)
Class L	0.65%	NONE	0.43%		1.08%		(0.10%	)	0.98	%(6)
Class A	0.65%	0.25%	0.43%		1.33%		(0.14%	)	1.19	%(6)
Class N	0.65%	0.50%	0.48%		1.63%		(0.12%	)	1.51	%(6)

Examples

These examples are intended to help you compare the cost of investing in the Growth Equity Fund with the cost of investing in the Blue Chip Growth Fund both for the fiscal year set forth above and on a pro forma basis, and also allow you to compare this with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Funds for the time periods indicated and then, except as shown for Class N shares, redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Funds’ operating expenses are exactly as described in the preceding table and assume reinvestment of all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund
Class S	$81	$252	$439	$978
Class Y	$87	$271	$471	$1,049
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N (assuming redemption at end of each period)	$261	$490	$845	$1,845
Class N (no redemption)	$158	$490	$845	$1,845

Blue Chip Growth Fund
Class S	$81	$274	$483	$1,087
Class Y	$92	$308	$543	$1,216
Class L	$106	$352	$618	$1,377
Class A	$699	$980	$1,283	$2,139
Class N (assuming redemption at end of each period)	$265	$523	$908	$1,989
Class N (no redemption)	$162	$523	$908	$1,989

Blue Chip Growth Fund (pro forma combined)
Class S	$78	$247	$443	$1,009
Class Y	$84	$271	$497	$1,146
Class L	$100	$319	$571	$1,295
Class A	$689	$940	$1,230	$2,055
Class N (assuming redemption at end of each period)	$257	$485	$858	$1,907
Class N (no redemption)	$154	$485	$858	$1,907

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.
(2)	Applies to shares redeemed within 18 months of purchase.
(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.
(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Fund’s prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(5)	Reflects a written agreement by MassMutual to waive .10% of the management fee of the Blue Chip Growth Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Reflects a written agreement by MassMutual to cap the fees and expenses of the Blue Chip Growth Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses (such as, for example, organizational expenses, litigation expenses and shareholder meeting expenses)), excluding Acquired Fund fees and expenses, through March 31, 2010 to the extent that Net Fund Expenses would otherwise exceed 0.76%, 0.82%, 0.98%, 1.19% and 1.51% for Classes S, Y, L, A and N, respectively. The pro forma combined Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.
(7)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Historic Investment Performance of the Funds

The charts and tables below provide some indication of the risks of investing in the Growth Equity Fund and the Blue Chip Growth Fund by showing changes in each Fund’s performance from year to year, and by comparing each Fund’s returns with those of a broad measure of market performance. The first chart shows changes in the performance of the Growth Equity Fund’s Class S Shares; and the second chart shows changes in the performance of the Blue Chip Growth Fund’s Class S Shares. Sales charges and taxes are not reflected in the returns in these bar charts. If sales charges and taxes were reflected, the returns would be lower than those shown. Class S shares represent an investment in the same portfolio of securities as Class Y, L, A and N shares. Annual returns would differ to the extent the different classes do not have the same expenses as Class S shares.

Past performance is not necessarily an indication of future results. It is possible to lose money on an investment in either of the Funds. Neither Fund may achieve its investment objective. Each Fund’s performance after the period shown may differ significantly from its performance during such period. No assurance can be given that the Blue Chip Growth Fund will achieve any particular level of performance after the Merger.

Annual Performance(1)

Growth Equity Fund—Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 14.88% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.36% for the quarter ended September 30, 2001.

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Year-to-date performance through September 30, 2007 was 7.00% for the Growth Equity Fund’s Class S shares.

Blue Chip Growth Fund—Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 13.21% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.12% for the quarter ended September 30, 2002.

Year-to-date performance through September 30, 2007 was 14.73% for the Blue Chip Growth Fund’s Class S shares.

Average Annual Total Returns(1)

(for the periods ended December 31, 2006)

The table is intended to show the risk of investing in the Growth Equity Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Growth Equity Fund

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes—Class S	2.00%	-0.19%	-1.24%
Return After Taxes on Distributions—Class S	1.90%	-0.24%	-1.66%
Return After Taxes on Distributions and Sale of Fund Shares—Class S	1.43%	-0.16%	-1.25%
Return Before Taxes—Class Y	1.88%	-0.26%	-1.32%
Return Before Taxes—Class L	1.80%	-0.40%	-1.44%
Return Before Taxes—Class A(2)	-4.33%	-1.82%	-2.44%
Return Before Taxes—Class N(2)	0.27%	-0.95%	-2.00%

Russell 1000® Growth Index(3)	9.07%	2.69%	-1.63%
S&P 500® Index(4)(5)	15.78%	6.19%	2.41%

The table below to intended to show the risk of investing in the Blue Chip Growth Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Blue Chip Growth Fund

	One Year	Five Years	Since Inception (6/1/01)
Return Before Taxes—Class S	8.74%	2.07%	0.15%
Return After Taxes on Distributions—Class S	8.69%	2.02%	0.10%
Return After Taxes on Distributions and Sale of Fund Shares—Class S	5.74%	1.76%	0.12%
Return Before Taxes—Class Y	8.64%	1.93%	0.02%
Return Before Taxes—Class L	8.52%	1.81%	-0.10%
Return Before Taxes—Class A(2)	1.99%	0.36%	-1.42%
Return Before Taxes—Class N(2)	6.96%	1.24%	-0.68%

Russell 1000 Growth Index(3)	9.07%	2.69%	0.62%
S&P 500 Index(4)(5)	15.78%	6.19%	3.99%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
(2)	Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.
(3)

The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)

The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	Going forward, the Fund’s performance will be compared to the Russell 1000 Growth Index rather than the S&P 500 Index because the Russell 1000 Growth Index more closely represents the Fund’s investment strategy. The Fund will retain the S&P 500 Index as its supplemental benchmark for performance comparisons.

It is expected that Blue Chip Growth Fund will be the accounting successor in the Merger; therefore, its historical performance would carry over to the combined Fund for accounting purposes after the Merger.

Investment Adviser and Sub-Advisers

MassMutual and GMO serve as the investment adviser and sub-adviser, respectively, to the Growth Equity Fund. MassMutual and T. Rowe Price serve as the investment adviser and sub-adviser, respectively, to the Blue Chip Growth Fund. Upon completion of the Merger, MassMutual and T. Rowe Price will continue to serve as the investment adviser and sub-adviser, respectively, to the Blue Chip Growth Fund. Larry J. Puglia will continue to serve as the portfolio manager for the Blue Chip Growth Fund. Please see “Additional Information About the Blue Chip Growth Fund” and the SAI.

Shareholder Information Regarding Share Classes, Dividends, Purchases and Redemptions

Shareholders of the Growth Equity Fund will receive Class S, Y, L, A or N shares of the Blue Chip Growth Fund, respectively, in return for their Class S, Y, L, A or N shares of the Growth Equity Fund. Shareholder policies and procedures, including exchange rights and distribution, purchase and redemption procedures, are identical for the two Funds. Please see “Additional Information About the Blue Chip Growth Fund” and the SAI.

Federal Income Tax Consequences of the Merger

For federal income tax purposes, the merger of the Growth Equity Fund into the Blue Chip Growth Fund, although not free from doubt, is expected to be a tax-free reorganization. Accordingly, no gain or loss is expected to be recognized by the Growth Equity Fund or its shareholders directly as a result of the Merger. At any time before the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes. Certain other tax consequences are discussed below under “Information About the Merger—Federal Income Tax Consequences.”

II. Principal Risks of an Investment in the Blue Chip Growth Fund and Comparison to Risks of Investing in the Growth Equity Fund

Because the Funds have similar investment objectives and strategies, the risks of an investment in the Blue Chip Growth Fund are generally similar to the risks of an investment in the Growth Equity Fund. The main risks that could adversely affect the value of the Blue Chip Growth Fund’s shares and the total return on your investment include:

Market Risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The Blue Chip Growth Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects this Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Blue Chip Growth Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

Management Risk. The Blue Chip Growth Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Blue Chip Growth Fund to underperform other funds with similar investment objectives. T. Rowe Price manages the Blue Chip Growth Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. T. Rowe Price applies its investment techniques and risk analyses in making investment decisions for the Blue Chip Growth Fund, but there can be no guarantee that it will produce the desired result.

Derivative Risk. The Blue Chip Growth Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a fund’s performance, it may instead reduce returns and increase volatility.

Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Blue Chip Growth Fund generally has the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Blue Chip Growth Fund has the risk that the market may deem its stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

Leveraging Risk. When a fund borrows money or otherwise leverages its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. The Blue Chip Growth Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

In addition, the Blue Chip Growth Fund is subject to the following principal risks, which are not principal risks of the Growth Equity Fund;

Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Blue Chip Growth Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

Currency Risk. The Blue Chip Growth Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Blue Chip Growth Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. The Blue Chip Growth Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

III. Information About the Merger

General. The Merger will be effected pursuant to an Agreement and Plan of Reorganization between the Funds. The form of the Agreement is attached to this Prospectus/Information Statement as Exhibit 1.

Although the term “merger” is used for ease of reference, the transaction is structured as a transfer of all of the assets of the Growth Equity Fund to the Blue Chip Growth Fund in exchange for the assumption by the Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund and for the issuance and delivery to the Growth Equity Fund of shares of each class of the Blue Chip Growth Fund equal in aggregate value to the net value of the assets attributable to shares of the corresponding class of the Growth Equity Fund transferred to the Blue Chip Growth Fund.

After receipt of the Merger Shares, the Growth Equity Fund will distribute the Merger Shares of each class to its shareholders of the corresponding class, in proportion to their existing shareholdings, in complete liquidation of the Growth Equity Fund, and the legal existence of the Growth Equity Fund will be terminated. Each shareholder of the Growth Equity Fund will receive a number of full and fractional Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder’s Growth Equity Fund shares.

Prior to the date of the transfer, the Growth Equity Fund will declare a distribution to shareholders that will have the effect of distributing to shareholders all of its remaining investment company income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the date of the transfer.

The Trustees of the Growth Equity Fund have voted unanimously to approve the Merger and to recommend that shareholders also approve the Merger. Because MassMutual, the holder of a majority of the outstanding shares of the Growth Equity Fund, has indicated that it will approve the Merger by written consent, no shareholder proxies will be solicited.

The investment restrictions of the Growth Equity Fund will be temporarily amended to the extent necessary to effect the transactions contemplated by the Agreement.

Agreement and Plan of Reorganization. The Merger will be governed by the Agreement, which provides that the Blue Chip Growth Fund will acquire all of the assets of the Growth Equity Fund in exchange for the assumption by the Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund and for the issuance of Merger Shares equal in value to the value of the transferred assets net of assumed liabilities, all as of the Exchange Date (anticipated to be November 30, 2007, or such other date as may be agreed upon by the parties

(the “Valuation Time”)). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

The Growth Equity Fund will sell all of its assets to the Blue Chip Growth Fund, and in exchange, the Blue Chip Growth Fund will assume all of the liabilities of the Growth Equity Fund and deliver to the Growth Equity Fund a number of full and fractional Merger Shares of each class having an aggregate net asset value equal to the value of the assets of the Growth Equity Fund attributable to shares of the corresponding class of shares of the Growth Equity Fund, less the value of the liabilities of the Growth Equity Fund assumed by the Blue Chip Growth Fund attributable to shares of such class of the Growth Equity Fund.

Immediately following the Exchange Date, the Growth Equity Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Growth Equity Fund, with Merger Shares of each class being distributed to holders of shares of the corresponding class of the Growth Equity Fund. As a result of the transaction, shareholders of each class of the Growth Equity Fund will receive a number of Merger Shares of the corresponding class of the Blue Chip Growth Fund equal in aggregate value at the Exchange Date to the value of the Growth Equity Fund shares of the corresponding class held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Blue Chip Growth Fund in the name of such Growth Equity Fund shareholder, each account representing the respective number of full and fractional Merger Shares of each class due such shareholder. New certificates for Merger Shares will not be issued.

The consummation of the Merger is subject to the conditions set forth in the Agreement, any one of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Growth Equity Fund, prior to the Exchange Date, by mutual consent of the Blue Chip Growth Fund and the Growth Equity Fund or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

The fees and expenses for the Merger and related transactions (including costs associated with the liquidation of securities held by the Growth Equity Fund, and the subsequent purchase of any new securities, in order to comply with the Blue Chip Growth Fund’s investment policies, but excluding mailing charges) are estimated to be $284,000, all of which will be paid by the Funds to the extent they do not exceed the anticipated benefit of the Merger to the Funds. The anticipated benefit of the Merger to each Fund is the estimated future savings to each Fund, based on each Fund’s net assets, from the anticipated post-Merger reduction of each share class’ expenses, including reductions in expenses attributable to the expense limitation through March 31, 2010. The expenses will be divided between the two Funds based on the anticipated benefit to each Fund. Mailing charges related to the Merger and expenses that exceed the benefit to the Funds will be paid by the Adviser.

Trustees’ Considerations Relating to the Merger. At a meeting of the Board of Trustees of Growth Equity Fund and Blue Chip Growth Fund held on May 9, 2007, the Trustees, including the Independent Trustees, considered whether to approve the Merger on behalf of each Fund. As part of their review process, the Trustees reviewed materials provided by the Adviser and were represented by independent legal counsel to the Independent Trustees. The Trustees reviewed and considered information with respect to, among other things, the Funds’ respective investment objectives and policies, management fees, distribution fees and other operating expenses; historical performance and asset size also were considered by the Trustees. In addition, the Trustees considered that because shareholders of the Growth Equity Fund and the Blue Chip Growth Fund are expected to benefit from the Merger, the costs of the Merger would be paid by the Funds.

The Trustees considered that the Growth Equity Fund and the Blue Chip Growth Fund have similar investment objectives and investment strategies. The Growth Equity Fund, of which GMO has served as sub-adviser since June 1, 2004, has underperformed relative to a peer group identified by and independent third-party vendor over the one-, three- and five-year periods. The Trustees also considered the performance history of the Blue Chip Growth Fund, of which T. Rowe Price has served as sub-adviser since February 16, 2006.

The Board considered that the Merger is expected to result in a larger fund, having combined assets over $1 billion. The Board also considered that MassMutual had agreed to implement a permanent reduction in the management fee paid by the combined Fund following the Merger. It considered that, although the total expenses of the combined Fund were expected to be higher than those of the Growth Equity Fund currently, MassMutual had agreed to implement an expense limitation for the coming year (since extended to March 31, 2010) below the current expense level of the Growth Equity Fund, and the combined Fund had the potential over time to achieve a reduced total expense ratio through continued growth and achievement of related economies of scale, which would be beneficial to shareholders.

The Trustees considered that the procedures for purchases, exchanges and redemptions of shares of both Funds are the same and that both Funds offer the same investor services and options to shareholders.

The Trustees also considered the terms and conditions of the Merger, including that there would be no sales charge imposed in effecting the Merger and that the Merger is expected to be structured as a tax-free reorganization for federal income tax purposes. Shareholders are not expected to recognize any gain or loss for federal income tax purposes directly as a result of the Merger. The Trustees concluded that Growth Equity Fund’s participation in the transaction was in the best interests of the Growth Equity Fund and that the Merger would not result in a dilution of the interests of existing shareholders of the Growth Equity Fund.

After consideration of the above factors, other considerations, and such information as the Trustees of the Growth Equity Fund deemed relevant, the Trustees, including the Independent Trustees, unanimously approved the Merger and the Agreement voted to recommend its approval by the shareholders of the Growth Equity Fund.

The Trustees also determined that the Merger was in the best interests of the Blue Chip Growth Fund and its shareholders and that no dilution would result to those shareholders. The Trustees on behalf of the Blue Chip Growth Fund, including the Independent Trustees, unanimously approved the Merger and the Agreement.

Description of the Merger Shares. Merger Shares will be issued to the Growth Equity Funds’ shareholders in accordance with the procedures under the Agreement as described above. The Merger Shares are Class S, Class Y, Class L, Class A and Class N shares of the Blue Chip Growth Fund. The Growth Equity Funds’ shareholders receiving Merger Shares will not pay an initial sales charge on such shares. Each class of Merger Shares has the same characteristics as shares of the corresponding class of the Growth Equity Fund. Your Merger Shares will be subject to a contingent deferred sales charge to the same extent that your Growth Equity Fund shares were so subject. In other words, your Merger Shares will be treated as having been purchased on the date you purchased your Growth Equity Fund shares and for the price you originally paid. For more information on the characteristics of each class of Merger Shares, please see “Additional Information About the Blue Chip Growth Fund” and the SAI.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Growth Equity Fund or the Blue Chip Growth Fund. However, the Select Funds’ Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Select Funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Select Funds or their Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the Select Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which Select Funds would be unable to meet their obligations. The likelihood of such circumstances is remote.

Federal Income Tax Consequences. As a condition to the obligation of the Growth Equity Fund and the Blue Chip Growth Fund to consummate the Merger, each Fund will receive a tax opinion from Ropes & Gray LLP, counsel to the Select Funds (which opinion will be based on certain factual representations made by officers of the Select Funds and certain customary assumptions), to the effect that, on the basis of the existing provisions of the

Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, while the matter is not free from doubt, generally for federal income tax purposes, except as noted below:

(i)	the acquisition by the Blue Chip Growth Fund of substantially all of the assets of the Growth Equity Fund solely in exchange for Merger Shares and the assumption by the Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund followed by the distribution by the Growth Equity Fund to its shareholders of Merger Shares in complete liquidation of the Growth Equity Fund, all pursuant to the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Growth Equity Fund and the Blue Chip Growth Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)	under Section 361 of the Code, no gain or loss will be recognized by the Growth Equity Fund upon the transfer of the Growth Equity Fund’s assets to the Blue Chip Growth Fund in exchange for Merger Shares and the assumption of the Growth Equity Fund’s liabilities by the Blue Chip Growth Fund or upon the distribution of the Merger Shares by the Growth Equity Fund to its shareholders in liquidation of the Growth Equity Fund;

(iii)	under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Growth Equity Fund on the distribution of Merger Shares to them in exchange for their shares of the Growth Equity Fund;

(iv)	under Section 358 of the Code, the aggregate tax basis of the Merger Shares received by the Growth Equity Fund’s shareholders will be the same as the aggregate tax basis of the Growth Equity Fund’s shares exchanged therefor;

(v)	under Section 1223(1) of the Code, a Growth Equity Fund shareholder’s holding periods in the Merger Shares received by such shareholder pursuant to the Agreement will include the holding periods for the Growth Equity Fund shares exchanged therefor, provided that at the time of the reorganization the Growth Equity Fund’s shares are held by such shareholder as a capital asset;

(vi)	under Section 1032 of the Code, no gain or loss will be recognized by the Blue Chip Growth Fund upon the receipt of assets of the Growth Equity Fund pursuant to the Agreement in exchange for Merger Shares and the assumption by the Blue Chip Growth Fund of the liabilities of the Growth Equity Fund;

(vii)	under Section 362(b) of the Code, the Blue Chip Growth Fund’s tax basis in the assets of the Growth Equity Fund transferred to it pursuant to the Agreement will be the same as the tax basis of such assets in the hands of the Growth Equity Fund immediately prior to the transfer;

(viii)	under Section 1223(2) of the Code, the Blue Chip Growth Fund’s holding period in the assets of the Growth Equity Fund will include the Growth Equity Fund’s holding period in such assets; and

(ix)	the Blue Chip Growth Fund will succeed to and take into account the items of the Growth Equity Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of the taxable year (or on the termination or transfer thereof, without reference to whether such a termination or transfer would otherwise be a taxable transaction) under federal income tax principles.

The consummation of the Merger will terminate the taxable year of the Growth Equity Fund. Prior to the consummation of the Merger, each of the Funds is expected to declare a distribution to shareholders, which together with all previous distributions, will have the effect of a distribution to shareholders of all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the consummation of the Merger. This distribution to shareholders will accelerate the recognition of gain or loss to shareholders of the Growth Equity Fund.

This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Merger, including the applicability and effect of state, local and other tax laws.

Additional Tax Considerations. As of July 31, 2007, the Growth Equity Fund had $117,976,377 in capital loss carryforwards. Capital loss carryforwards are used to reduce the amount of realized capital gains that a Fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

If the Merger occurs, the tax attributes of the Blue Chip Growth Fund and the Growth Equity Fund, including any capital loss carryforwards that could have been used by each Fund to offset its future realized capital gains, will be shared by the surviving combined Fund.

Blue Chip Growth Fund’s ability to utilize the pre-Merger losses of Growth Equity Fund to offset post-Merger gains of the combined Fund is expected to be substantially limited as a result of the Merger due to the application of loss limitation rules under federal tax law. Under applicable tax laws, the ability of the Blue Chip Growth Fund, as the surviving combined Fund, to use the Growth Equity Fund’s pre-Merger capital loss carryforwards to offset future realized capital gains will likely be subject to an annual limitation. Other tax rules would prohibit the use for five years following the Merger of one Fund’s pre-Merger capital losses (including both loss carryforwards and “built-in losses” (i.e., net unrealized losses)) against the other Fund’s “built-in gains” (i.e., net unrealized gains). The effect of these limitations will depend on the amount of losses and “built-in gains” in each Fund at the time of the Merger.

By way of example, if the Merger had occurred on July 31, 2007, the combined Fund would have had net losses (i.e., capital loss carryforwards as of the end of the last fiscal year as adjusted by year-to-date realized gains or losses) of 2.59% of its net assets available to reduce capital gains, whereas absent the Merger, the Growth Equity Fund would have net losses equal to 15.78% of its net assets available to reduce capital gains. As a result of this and the spreading of the losses remaining available over a larger asset base, former Growth Equity Fund shareholders may well receive taxable distributions of capital gains from Blue Chip Growth Fund at times when distributions, if any, of capital gains from Growth Equity Fund would have been offset by capital losses if the Merger had not occurred.

The tax principles described above will remain true; their application and, at a minimum, the specific percentages noted above will change prior to the Merger, including, because of market developments and shareholder activity in the Funds. The application of these rules may accelerate taxable gain distributions to shareholders of the combined Fund.

It is expected that more than half of the portfolio assets of the Growth Equity Fund will be sold before the Merger. The actual tax impact of such sales will depend on the difference between the prices at which the portfolio assets are sold and basis of the selling Fund in the assets. If the assets are sold by the Growth Equity Fund before the Merger as anticipated, any capital gains recognized in these sales on a net basis, as reduced by any available capital losses, including in the form of carryforwards, will be distributed to the Growth Equity Fund’s shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to such shareholders. In the unlikely event that the assets are sold after the Merger, any capital gains will be distributed to shareholders of the Blue Chip Growth Fund, including existing shareholders and shareholders of the Growth Equity Fund who become shareholders of the Blue Chip Growth Fund as a result of the Merger. If the portfolio assets are sold by the Blue Chip Growth Fund after the Merger, capital gains from the sales will likely be offset to a substantially lesser degree by capital loss carryforwards than if the assets are sold by the Growth Equity Fund before the Merger, due to the loss limitation rules described above.

Existing and Pro Forma Capitalization. The following table shows, on an unaudited basis, the capitalization of the Growth Equity Fund and the Blue Chip Growth Fund as of June 30, 2007, and on a pro forma combined basis, giving effect to the acquisition of assets at net asset value as of that date:

(Unaudited)	Growth Equity Fund	Blue Chip Growth Fund	Pro Forma Adjustments*	Pro Forma Combined**
Net assets (000’s omitted)	$452,594	$558,670	$(284)	$1,010,980
Class S	$151,948	$112,068	$(71)	$263,945
Class Y	$60,134	$31,331	$(24)	$91,441
Class L	$171,353	$364,559	$(157)	$535,755
Class A	$69,093	$47,834	$(31)	$116,896
Class N	$66	$2,878	$(1)	$2,943

Shares outstanding (000’s omitted)	52,359	52,122	(10,129)	94,352
Class S	17,439	10,400	(3,337)	24,502
Class Y	6,926	2,920	(1,321)	8,525
Class L	19,880	34,004	(3,896)	49,988
Class A	8,106	4,522	(1,573)	11,055
Class N	8	276	(2)	282

Net asset value per share
Class S	$8.71	$10.78	$(0.01)	$10.77
Class Y	$8.68	$10.73	$—	$10.73
Class L	$8.62	$10.72	$—	$10.72
Class A	$8.52	$10.58	$(0.01)	$10.57
Class N	$8.38	$10.43	$—	$10.43

*	Pro Forma Adjustments shown represent estimated Merger expenses.
**	Assuming consummation of the Merger on June 30, 2007, and for informational purposes only.

The capitalization of the Funds and, consequently, the pro forma capitalization of the combined Fund, are likely to be different at the effective time of completion of the Merger as a result of market movements and daily share purchase and redemption activities, as well as the effect of other ongoing operations of the Funds prior to completion of the Merger.

Unaudited pro forma combining financial statements of the Funds giving effect to the Merger of the Growth Equity Fund and the Blue Chip Growth Fund, as of June 30, 2007, and for the 12-month period then ended, are included in the SAI. Because the Agreement provides that the Blue Chip Growth Fund will be the surviving Fund following the Merger, the pro forma combining financial statements reflect the transfer of the assets and liabilities of the Growth Equity Fund to the Blue Chip Growth Fund, as contemplated by the Agreement.

IV. No Shareholder Proxies Will Be Solicited

Approval of the Merger requires the approval of not only a majority of the Growth Equity Fund’s Trustees, but also a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Growth Equity Fund. Under the Select Funds’ Declaration of Trust, shareholders are entitled to one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share of each series or class for each share held, and separate classes vote together as one group on matters, such as the Merger, that affect classes equally. As of October 12, 2007, there were 37,666,129.885 shares of record of the Growth Equity Fund entitled to vote, of which MassMutual, through its separate accounts, owned approximately 28,397,698.372, or approximately 75.39% of the Fund. MassMutual has indicated that, on or about November 28, 2007, it will execute a Consent of Majority Shareholder approving the Merger. Since MassMutual, the holder of record of more than a majority of the outstanding shares of the Growth Equity Fund as of October 12, 2007, the record date, has indicated that it will consent to the Merger, no shareholder proxies will be solicited in connection with the Merger and no meeting of shareholders will be held.

As of October 12, 2007, the Growth Equity Fund had the following shares outstanding:

Growth Equity Fund	Number of Shares Outstanding
Class S	15,597,303.188
Class Y	3,583,518.023
Class L	12,621,743.153
Class A	5,855,690.315
Class N	7,875.206

Share Ownership. As of October 12, 2007, the officers and Trustees of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Growth Equity Fund and the Blue Chip Growth Fund.

To the best of the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the Growth Equity Fund and the Blue Chip Growth Fund as of October 12, 2007 (those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class):

Class	Shareholder Name and Address	Actual	Percentage Owned Assuming Completion of Merger(1)
Growth Equity Fund

S	MassMutual	54.79%	59.46%
	1295 State Street
	Springfield, MA 01111
S	MassMutual	10.89%	10.15%
	Select Destination Retirement 2020 Fund 1295 State Street Springfield, MA 01111
S	MassMutual	17.03%	15.13%
	Select Destination Retirement 2030 Fund 1295 State Street Springfield, MA 01111
S	MassMutual	10.23%	9.06%
	Select Destination Retirement 2040 Fund 1295 State Street Springfield, MA 01111
Y	MassMutual	98.89%	98.21%
	1295 State Street
	Springfield, MA 01111
L	MassMutual	87.52%	96.70%
	1295 State Street
	Springfield, MA 01111

Class	Shareholder Name and Address	Actual	Percentage Owned Assuming Completion of Merger(1)
L	Taynik & Co.	11.83%	3.02%
	c/o State Street Bank and Trust Company P.O. Box 9130, FPG 90 Boston, MA 02117
A	MassMutual	89.71%	88.04%
	1295 State Street
	Springfield, MA 01111
N	MassMutual	100%	100%
	1295 State Street
	Springfield, MA 01111

Blue Chip Growth Fund

S	MassMutual	64.04%	59.46%
	1295 State Street
	Springfield, MA 01111
S	MassMutual Select Destination Retirement 2020 Fund	9.42%	10.15%
	1295 State Street
	Springfield, MA 01111
S	MassMutual Select Destination Retirement 2030 Fund	13.27%	15.13%
	1295 State Street
	Springfield, MA 01111
S	MassMutual Select Destination Retirement 2040 Fund	7.91%	9.06%
	1295 State Street
	Springfield, MA 01111
Y	MassMutual	97.26%	98.21%
	1295 State Street
	Springfield, MA 01111
L	MassMutual	99.21%	96.70%
	1295 State Street
	Springfield, MA 01111
A	MassMutual	86.43%	88.04%
	1295 State Street
	Springfield, MA 01111
N	MassMutual	100%	100%
	1295 State Street
	Springfield, MA 01111

(1)	Percentage owned on October 12, 2007 assuming completion of Merger.

V. Other Comparisons Between the Funds

Non-Fundamental Investment Policies of the Funds. In addition to the fundamental investment policies described in the Prospectus/Information Statement, the Board of Trustees of the Trust has voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Growth Equity Fund and the Blue Chip Growth Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, the Growth Equity Fund may not:

(1) invest for the purpose of exercising control over, or management of, any company.

(2) invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, except where such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that the Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

(3) to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

In accordance with such policies and guidelines, the Blue Chip Growth Fund:

(1) does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(2) does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(3) may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(4) does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(5) does not currently intend to lend assets other than securities to other parties, except by assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

(6) does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by the Fund’s sub-adviser or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

(7) The Fund may not, to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except this restriction shall not prohibit the investment by the Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

Trustees. The Trustees of the Growth Equity Fund and Blue Chip Growth Fund are the same because each is a series of the Select Funds. The following individuals comprise the Board of Trustees of the Select Funds: Richard H. Ayers, Allan W. Blair, Mary E. Boland, Frederick C. Castellani, Richard W. Greene, R. Alan Hunter, Jr., Robert E. Joyal and F. William Marshall, Jr. For more information about the Trustees and officers of the Select Funds, please see the SAI.

Charter Documents. The Growth Equity Fund and the Blue Chip Growth Fund are each separate series of the Select Funds, a Massachusetts business trust governed by Massachusetts law. The Select Funds are governed by an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time.

Shareholders of the Select Funds. Shares of the Select Funds entitle their holders to one vote for each dollar (or a proportional fractional vote for each fraction of a dollar) of net asset value per share of each series or class for each share held. A separate vote will be taken by the applicable fund or class of shares on matters affecting the particular fund or class, as determined by its Trustees. For example, a change in a fundamental investment policy for a particular fund would be voted upon only by shareholders of that fund and adoption of distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares of each fund have noncumulative voting rights with respect to the election of Trustees. The Trust is not required to hold annual meetings of its shareholders. However, meetings of the shareholders may be called for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. Shares of the funds have no preemptive, conversion or subscription rights, and are fully-paid, non-assessable (except as set forth below) and transferable. Shares of the funds are entitled to dividends as declared by its Trustees, and if a fund were liquidated, each class of shares of that fund would receive the net assets of the fund attributable to said class.

Shareholders of the funds are also entitled to indemnification out of the assets of their fund to the extent that they are held personally liable for the obligation of the fund by reason of being a shareholder. All consideration received by the Trust for the issue or sale of shares of the applicable fund, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds, including proceeds from sale, exchange or liquidation of assets, are held and accounted for separately from the other assets of the Trust and belong irrevocably to the fund for all purposes, subject only to the rights of creditors.

The Select Funds or any series thereof (including the Funds) may be terminated by vote of its Trustees, or at a meeting of its shareholders by vote of the holders of a majority of the shares of the Trust or series outstanding and entitled to vote. The Declaration of Trust governing the Select Funds may be amended and/or restated at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of the holders of a majority of the shares outstanding and entitled to vote.

The voting powers of shareholders of each Fund are the same. Quorum for a shareholder meeting of the Select Funds is 30% of the shares entitled to vote in person or by proxy, except that, where the vote is by series or class, then the quorum is 30% of the aggregate number of votes of that series or class entitled to vote.

The foregoing is a very general summary of certain provisions of the Declaration of Trust governing the Select Funds. It is qualified in its entirety by reference to the charter documents themselves.

VI. Additional Information About the Blue Chip Growth Fund

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

MassMutual, located at 1295 State Street, Springfield, Massachusetts 01111, is the Blue Chip Growth Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2006, MassMutual, together with its subsidiaries, had assets under management in excess of $455 billion.

MassMutual contracts with T. Rowe Price to help manage the Blue Chip Growth Fund. MassMutual will be paid an investment management fee of 0.70% (0.60% after waiver) of the Blue Chip Growth Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees approving the investment advisory contracts of the Blue Chip Growth Fund is available in the Fund’s semi-annual report to shareholders dated June 30, 2007.

The Blue Chip Growth Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee for each share class of the Fund is 0.1585% for Class S shares; 0.2885% for Class Y shares; 0.4085% for Class L and Class A shares; and 0.4585% for Class N shares.

T. Rowe Price, located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Blue Chip Growth Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of June 30, 2007, T. Rowe Price had approximately $379.8 billion in assets under management.

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

The Trust’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Blue Chip Growth Fund.

MassMutual has received exemptive relief from the SEC to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a fund’s investment objective and strategies. The shareholders of the Blue Chip Growth Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to the Blue Chip Growth Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

ABOUT THE CLASSES OF SHARES—MULTIPLE CLASS INFORMATION

The Blue Chip Growth Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of the Blue Chip Growth Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of the Blue Chip Growth Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Each Class of shares of the Blue Chip Growth Fund may also be purchased by the following Eligible Purchasers:

•

Qualified plans under Section 401(a) of the Code, Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $50 million for Class S shares, $5 million for Class Y shares and $1 million for Class L shares.

Class S shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $50 million.

Class Y shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $5 million.

Class L shares may also be purchased by:

•	Other institutional investors with assets generally in excess of $1 million.

Class A and Class N shares may also be purchased by:

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if the Distributor or Adviser, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services. There is no minimum plan or institutional investor size to purchase Class A or Class N shares.

Class A and Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Blue Chip Growth Fund, MassMutual and its affiliates and retirement plans established by them for their employees.

Shareholder and Distribution Fees. Class S, Y and L shares of the Blue Chip Growth Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Blue Chip Growth Fund. Class S, Y and L shares do not have deferred sales charges or any Rule 12b-1 fees.

Distribution and Service (Rule 12b-1) Fees. Class A shares are sold at net asset value per share plus an initial sales charge. Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of an Investor’s money is invested in the Blue Chip Growth Fund. The Blue Chip Growth Fund has adopted Rule 12b-1 Plans for Class A and Class N shares of the Fund.

Under the Class A Rule 12b-1 Plan, the Blue Chip Growth Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of the Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Class A Rule 12b-1 Plan for service fees will be paid to MassMutual, through MML Distributors, LLC (the “Distributor”), and compensation under the Plan for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Rule 12b-1 Plan, the Blue Chip Growth Fund pays the Distributor an annual distribution fee of .25%. The Blue Chip Growth Fund also pays .25% in services fees to MassMutual each year under the Class N Rule 12b-1 Plan. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of the Blue Chip Growth Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S, Class Y, Class L, Class A or Class N shares will be based on criteria established by MassMutual. In the event that amounts paid by the Blue Chip Growth Fund to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S, Class Y or Class L shares, the Blue Chip Growth Fund has adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Blue Chip Growth Fund under these plans. Compensation paid by the Blue Chip Growth Fund to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees.” Annual compensation paid on account of Class S, Class Y, Class L, Class A or Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Blue Chip Growth Fund or certain of MassMutual’s variable annuity contracts for which the Blue Chip Growth Fund is an underlying investment option.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•

Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Blue Chip Growth Fund, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Blue Chip Growth Fund or any contract using the Blue Chip Growth Fund as an investment option. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

INVESTING IN THE FUND

Buying, Redeeming and Exchanging Shares

The Blue Chip Growth Fund sells its shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Blue Chip Growth Fund generally determines its NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Blue Chip Growth Fund will suspend selling their shares during any period when the determination of NAV is suspended. The Blue Chip Growth Fund can reject any purchase order and can suspend purchases if it is in its best interest.

The Blue Chip Growth Fund redeems its shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Blue Chip Growth Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of the Blue Chip Growth Fund for the same class of shares of another fund. An exchange is treated as a sale of shares in one fund and a purchase of shares in another fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. The Blue Chip Growth Fund has been informed by MassMutual’s Retirement Services division, which serves as a Recordkeeper for MassMutual’s retirement plan customers, that it intends to implement a new excessive trading monitoring policy that will affect all investment options, including the Fund, available to MassMutual’s retirement plan customers. Plan participants will be prohibited from transferring into most mutual funds and similar investment options if they have transferred into and out of the same option within the previous 60 days. Certain options will not be subject to this rule. This rule will not prohibit plan participants from transferring out of any option at any time. MassMutual is expected to adopt a similar policy with respect to its IRA customers and the Blue Chip Growth Fund may adopt a similar policy in the future. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Blue Chip Growth Fund may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	the Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Blue Chip Growth Fund should be made for investment purposes only. Excessive trading and/or market timing activity involving the Blue Chip Growth Fund can disrupt the management of the Fund. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by the Blue Chip Growth Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Blue Chip Growth Fund reserves the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Blue Chip Growth Fund does not accept purchase, redemption or exchange orders or compute its NAV on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Blue Chip Growth Fund does not accept orders or price its shares. As a result, the NAV of the Blue Chip Growth Fund’s shares may change on days when you will not be able to buy or sell shares.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Blue Chip Growth Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price)/

Front-End Sales Charge (As a Percentage of Net Amount Invested)/

Concession (As a Percentage of Offering Price) for Different Purchase Amounts:

Price Breakpoints	General Equity
Less than $25,000	5.75%/ 6.10%/ 4.75%

$25,000- $49,999	5.50%/ 5.82%/ 4.75%

$50,000- $99,999	4.75%/ 4.99%/ 4.00%

$100,000- $249,999	3.75%/ 3.90%/ 3.00%

$250,000- $499,999	2.50%/ 2.56%/ 2.00%

$500,000- $999,999	2.00%/ 2.04%/ 1.60%

$1,000,000 or more	None/ None/ 1.00%

A reduced sales charge may be obtained for Class A shares under the Blue Chip Growth Fund’s “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•

Class A shares of funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http://www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Select Funds.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or ..50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Blue Chip Growth Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions, and

2. shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Blue Chip Growth Fund for shares of any other fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of a fund by exchanging shares of another fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Blue Chip Growth Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Blue Chip Growth Fund, MassMutual and its affiliates.

•	Shares sold to a portfolio manager of the Blue Chip Growth Fund.

Waivers of Class A and Class N Contingent Deferred Sales Charges

The Class A and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class A and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•

Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

1	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

•

Redemptions of Class A and Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A and Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Blue Chip Growth Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Blue Chip Growth Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Blue Chip Growth Fund.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of the Blue Chip Growth Fund separately. The NAV for shares of a class of the Blue Chip Growth Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

The Blue Chip Growth Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Blue Chip Growth Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Blue Chip Growth Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Blue Chip Growth Fund’s valuation methods are more fully described in the SAI.

How to Invest

When you buy shares of the Blue Chip Growth Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

1	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

Taxation and Distributions

The Blue Chip Growth Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Blue Chip Growth Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. However, the Blue Chip Growth Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In general, a fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from the Blue Chip Growth Fund and dispositions of Blue Chip Growth Fund shares. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Blue Chip Growth Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of the Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held by a fund for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2010.

The nature of the Blue Chip Growth Fund’s distributions will be affected by its investment strategies. A fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

The Blue Chip Growth Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). The Blue Chip Growth Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For the Blue Chip Growth Fund distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the Blue Chip Growth Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in the Blue Chip Growth Fund will generally be subject to tax. A loss incurred with respect to shares of the Blue Chip Growth Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Blue Chip Growth Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Blue Chip Growth Fund’s yield on those securities would be decreased. Shareholders of the Blue Chip Growth Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

In addition, the Blue Chip Growth Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by the Blue Chip Growth Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a fund beginning before January 1, 2008, a fund is not required to withhold any amounts with respect to (i) distributions of net short-term capital gains in excess of net long-term capital losses, and (ii) distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, in each case to the extent that the fund properly designates such distributions.

The discussion above is very general. Shareholders should consult their tax adviser for more information about the effect that an investment in the Blue Chip Growth Fund could have on their own tax situation, including possible state, local and foreign taxes. Also, this discussion does not apply to Blue Chip Growth Fund shares held through tax-exempt retirement plans.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

The Blue Chip Growth Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

The Blue Chip Growth Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The SAI provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

The Blue Chip Growth Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Blue Chip Growth Fund’s custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by the Blue Chip Growth Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by the Blue Chip Growth Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by the Blue Chip Growth Fund are for the account and risk of the Fund.

Hedging Instruments and Derivatives

The Blue Chip Growth Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the SAI.

The portfolio manager may normally use derivatives:

•

to protect against possible declines in the market value of the Blue Chip Growth Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect the Blue Chip Growth Fund’s unrealized gains or limit its unrealized losses; and

•	to manage the Blue Chip Growth Fund’s exposure to changing securities prices.

A portfolio manager may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a fund’s portfolio.

(1)	Forward Contracts—The Blue Chip Growth Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While the Blue Chip Growth Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or T. Rowe Price deems it appropriate to do so.

(2)	Currency Transactions—The Blue Chip Growth Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit the Blue Chip Growth Fund’s use of such instruments, see the SAI.

There can be no assurance that the use of hedging instruments and derivatives by the Blue Chip Growth Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Blue Chip Growth Fund’s portfolio manager may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Blue Chip Growth Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Blue Chip Growth Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Blue Chip Growth Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Blue Chip Growth Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Blue Chip Growth Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Blue Chip Growth Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Blue Chip Growth Fund may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Blue Chip Growth Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting the Blue Chip Growth Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. The Blue Chip Growth Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if T. Rowe Price is incorrect in anticipating the direction of exchange rates or the securities markets.

The Blue Chip Growth Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Blue Chip Growth Fund for hedging purposes, there are risks. For example, T. Rowe Price may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Blue Chip Growth Fund may experience losses. When the Blue Chip Growth Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the SAI.

Illiquid Securities

The Blue Chip Growth Fund may invest up to 15% of its net assets in illiquid securities. This policy does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Blue Chip Growth Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

T. Rowe Price may use trading as a means of managing the portfolio of the Blue Chip Growth Fund in seeking to achieve its investment objective. Transactions will occur when T. Rowe Price believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on T. Rowe Price’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, the Blue Chip Growth Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in the Blue Chip Growth Fund can result in additional brokerage commissions to be paid by the Fund and can reduce the Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

The Blue Chip Growth Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, T. Rowe Price, may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. This temporary defensive position may cause the Blue Chip Growth Fund not to achieve its investment objective. These investments may also give the Blue Chip Growth Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, the Blue Chip Growth Fund will comply with its 80% investment requirement. However, the Blue Chip Growth Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Blue Chip Growth Fund from achieving its investment objective.

Industry Concentration

The Blue Chip Growth Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

Mortgage-Backed Securities and CMOs

The Blue Chip Growth Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Blue Chip Growth Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Blue Chip Growth Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. The Blue Chip Growth Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Blue Chip Growth Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Blue Chip Growth Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Blue Chip Growth Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Blue Chip Growth Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Blue Chip Growth Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by the Blue Chip Growth Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The SAI gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Blue Chip Growth Fund may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by T. Rowe Price to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Blue Chip Growth Fund may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Blue Chip Growth Fund at a future date beyond the settlement date. The Blue Chip Growth Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Blue Chip Growth Fund will segregate sufficient liquid assets to cover its commitments. Although the Blue Chip Growth Fund does not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Net Assets

For purposes of clarifying the term as used in this Prospectus/Information Statement, “Net Assets” includes any borrowings for investment purposes.

MASSMUTUAL SELECT FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Blue Chip Growth Fund

You can learn more about the Blue Chip Growth Fund by reading the Blue Chip Growth Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Blue Chip Growth Fund’s performance during the period covered by the Report and a listing of the Blue Chip Growth Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Blue Chip Growth Fund and will provide you with more detail regarding the organization and operation of the Blue Chip Growth Fund, including its investment strategies.

How to Obtain Information

From MassMutual Select Funds: You may request information about the Blue Chip Growth Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Select Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC: You may review and copy information about the Blue Chip Growth Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Blue Chip Growth Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Blue Chip Growth Fund from the SEC, you may find it useful to reference the Blue Chip Growth Fund’s SEC file number: 811-8274.

VII. Financial Highlights for the Growth Equity Fund and the Blue Chip Growth Fund

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Other than the six months ended June 30, 2007, this information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL SELECT GROWTH EQUITY FUND

	Class A
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$8.12		$8.00		$7.74		$7.40		$6.04		$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.00	***††	0.01	***	0.00	***††	0.00	***††	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	0.40		0.11		0.26		0.34		1.38		(2.32)

Total income (loss) from investment operations	0.40		0.12		0.26		0.34		1.36		(2.35)

Less distributions to shareholders:
From net investment income	—		(0.00	)††	(0.00	)††	(0.00	)††	—		—

Net asset value, end of period	$8.52		$8.12		$8.00		$7.74		$7.40		$6.04

Total Return(a)	4.93	%(c)**	1.51	%(c)	3.39	%(c)	4.60	%(c)	22.52%		(28.01)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$69,093		$119,863		$229,120		$224,998		$206,097		$79,267
Ratio of expenses to average daily net assets:
Before expense waiver	1.27	%*	1.25%		1.25%		1.26%		1.26%		1.26%
After expense waiver	N/A		N/A		N/A		1.24	%(b)#	1.18	%(b)#	1.22	%(b)#
Net investment income (loss) to average daily net assets	0.07	%*	0.11%		0.05%		0.01%		(0.31)%		(0.41)%
Portfolio turnover rate	50	%**	114%		92%		181%		260%		224%

	Class L
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$8.20		$8.09		$7.83		$7.49		$6.10		$8.45

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.03	***	0.02	***	0.02	***	(0.00	)***††	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.41		0.12		0.26		0.34		1.39		(2.34)

Total income (loss) from investment operations	0.42		0.15		0.28		0.36		1.39		(2.35)

Less distributions to shareholders:
From net investment income	—		(0.04)		(0.02)		(0.02)		—		—

Net asset value, end of period	$8.62		$8.20		$8.09		$7.83		$7.49		$6.10

Total Return(a)	5.12	%**	1.80%		3.61%		4.82%		22.79%		(27.81)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$171,353		$319,548		$291,037		$276,387		$201,623		$99,882
Ratio of expenses to average daily net assets:
Before expense waiver	1.02	%*	1.00%		1.00%		1.01%		1.01%		1.01%
After expense waiver	N/A		N/A		N/A		0.99	%(b)#	0.92	%(b)#	0.97	%(b)#
Net investment income (loss) to average daily net assets	0.32	%*	0.36%		0.30%		0.29%		(0.05)%		(0.17)%
Portfolio turnover rate	50	%**	114%		92%		181%		260%		224%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
††	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods shown if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commission were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

MASSMUTUAL SELECT GROWTH EQUITY FUND

	Class Y
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06	Year ended 12/31/05†	Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$8.25		$8.14	$7.88	$7.54		$6.12		$8.47

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04 ***	0.04 ***	0.03	***	0.01	***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.41		0.11	0.25	0.34		1.41		(2.35)

Total income (loss) from investment operations	0.43		0.15	0.29	0.37		1.42		(2.35)

Less distributions to shareholders:
From net investment income	—		(0.04)	(0.03)	(0.03)		—		—

Net asset value, end of period	$8.68		$8.25	$8.14	$7.88		$7.54		$6.12

Total Return(a)	5.21	%**	1.88%	3.72%	4.92%		23.20%		(27.75)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$60,134		$63,323	$115,290	$112,683		$101,937		$70,469
Ratio of expenses to average daily net assets:
Before expense waiver	0.87	%*	0.85%	0.85%	0.86%		0.86%		0.86%
After expense waiver	N/A		N/A	N/A	0.84	%(b)#	0.77	%(b)#	0.82	%(b)#
Net investment income (loss) to average daily net assets	0.47	%*	0.54%	0.45%	0.42%		0.10%		(0.03)%
Portfolio turnover rate	50	%**	114%	92%	181%		260%		224%

	Class S
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06	Year ended 12/31/05†	Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$8.28		$8.17	$7.90	$7.56		$6.14		$8.49

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05 ***	0.04 ***	0.04	***	0.01	***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.41		0.11	0.27	0.34		1.41		(2.35)

Total income (loss) from investment operations	0.43		0.16	0.31	0.38		1.42		(2.35)

Less distributions to shareholders:
From net investment income	—		(0.05)	(0.04)	(0.04)		—		—

Net asset value, end of period	$8.71		$8.28	$8.17	$7.90		$7.56		$6.14

Total Return(a)	5.19	%**	2.00%	3.91%	4.96%		23.13%		(27.68)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$151,948		$258,838	$269,166	$229,407		$217,508		$130,165
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	%*	0.79%	0.79%	0.80%		0.80%		0.80%
After expense waiver	N/A		N/A	N/A	0.78	%(b)#	0.71	%(b)#	0.76	%(b)#
Net investment income (loss) to average daily net assets	0.53	%*	0.58%	0.51%	0.48%		0.16%		(0.04)%
Portfolio turnover rate	50	%**	114%	92%	181%		260%		224%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
††	Amount is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods shown if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

MASSMUTUAL SELECT GROWTH EQUITY FUND

	Class N
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.99		$7.89		$7.65		$7.34		$6.01		$6.01

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.02	)***	(0.02	)***	(0.05	)***	0.00	***††
Net realized and unrealized gain (loss) on investments	0.40		0.11		0.26		0.33		1.38		(0.00	)††

Total income from investment operations	0.39		0.10		0.24		0.31		1.33		0.00

Net asset value, end of period	$8.38		$7.99		$7.89		$7.65		$7.34		$6.01

Total Return(a)	4.88	%(c)**	1.27	%(c)	3.14	%(c)	4.22	%(c)	22.13	%(c)	—	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$66		$79		$1,294		$1,472		$1,661		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57	%*	1.55%		1.55%		1.56%		1.57%		—	‡
After expense waiver	N/A		N/A		N/A		1.54	%(b)#	1.52	%(b)#	—	‡
Net investment income (loss) to average daily net assets	(0.24	)%*	(0.12)%		(0.25)%		(0.31)%		(0.65)%		—	‡
Portfolio turnover rate	50	%**	114%		92%		181%		260%		224%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
††	Amount is less than $0.01 per share.
++	Class N commenced operations on December 31, 2002.
‡	Amount is de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods shown if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class A
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$9.75		$9.01		$8.74		$8.33		$6.72		$9.07

Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.01	)***	(0.02	)***	0.03	***	(0.01	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.83		0.75		0.29		0.41		1.63		(2.34)

Total income (loss) from investment operations	0.83		0.74		0.27		0.44		1.62		(2.35)

Less distributions to shareholders:
From net investment income	—		—		—		(0.03)		(0.01)		(0.00	)†

Net asset value, end of period	$10.58		$9.75		$9.01		$8.74		$8.33		$6.72

Total Return(a)	8.51	%(c)**	8.21	%(c)	3.09	%(c)	5.32	%(c)	24.09%		(25.91)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$47,833		$39,055		$36,742		$37,377		$26,955		$4,914
Ratio of expenses to average daily net assets:
Before expense waiver	1.38	%*	1.39%		1.39%		1.38%		1.39%		1.38%
After expense waiver	1.28	%#*	1.31	%#	N/A		1.38	%(b)#	1.38	%(b)#	1.38	#
Net investment income (loss) to average daily net assets	0.03	%*	(0.12)%		(0.20)%		0.37%		(0.13)%		(0.20)%
Portfolio turnover rate	19	%**	98%		28%		22%		23%		30%

	Class L
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$9.87		$9.10		$8.81		$8.39		$6.76		$9.09

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01	***	0.00	***†	0.05	***	0.01	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.84		0.77		0.29		0.42		1.63		(2.33)

Total income (loss) from investment operations	0.85		0.78		0.29		0.47		1.64		(2.33)

Less distributions to shareholders:
From net investment income	—		(0.01)		—		(0.05)		(0.01)		—

Net asset value, end of period	$10.72		$9.87		$9.10		$8.81		$8.39		$6.76

Total Return(a)	8.61	%**	8.52%		3.32%		5.58%		24.25%		(25.63)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$364,559		$280,094		$270,082		$301,734		$302,292		$217,427
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	%*	1.14%		1.14%		1.13%		1.13%		1.13%
After expense waiver	1.03	%#*	1.06	% #	N/A		1.13	%(b)#	1.12	%(b)#	1.13	% #
Net investment income (loss) to average daily net assets	0.25	%*	0.13%		0.05%		0.54%		0.14%		(0.05)%
Portfolio turnover rate	19	%**	98%		28%		22%		23%		30%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class Y
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06	Year ended 12/31/05††	Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$9.87		$9.11	$8.82	$8.39		$6.77		$9.10

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03 ***	0.01 ***	0.06	***	0.02	***	0.01 ***
Net realized and unrealized gain (loss) on investments	0.84		0.76	0.30	0.43		1.62		(2.34)

Total income (loss) from investment operations	0.86		0.79	0.31	0.49		1.64		(2.33)

Less distributions to shareholders:
From net investment income	—		(0.03)	(0.02)	(0.06)		(0.02)		(0.00)†

Net asset value, end of period	$10.73		$9.87	$9.11	$8.82		$8.39		$6.77

Total Return(a)	8.71	%**	8.64%	3.46%	5.83%		24.26%		(25.56)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$31,331		$44,656	$4,732	$4,331		$3,626		$827
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	%*	1.00%	1.02%	1.01%		1.01%		1.01%
After expense waiver	0.91	%#*	0.93%#	N/A	1.01	%(b)#	1.01	%(b)#	1.01%#
Net investment income (loss) to average daily net assets	0.43	%*	0.29%	0.17%	0.68%		0.26%		0.12%
Portfolio turnover rate	19	%**	98%	28%	22%		23%		30%

	Class S
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06	Year ended 12/31/05††	Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$9.91		$9.14	$8.84	$8.42		$6.78		$9.10

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.03 ***	0.03 ***	0.07	***	0.03	***	0.02 ***
Net realized and unrealized gain (loss) on investments	0.84		0.77	0.30	0.42		1.64		(2.33)

Total income (loss) from investment operations	0.87		0.80	0.33	0.49		1.67		(2.31)

Less distributions to shareholders:
From net investment income	—		(0.03)	(0.03)	(0.07)		(0.03)		(0.01)

Net asset value, end of period	$10.78		$9.91	$9.14	$8.84		$8.42		$6.78

Total Return(a)	8.78	%**	8.74%	3.68%	5.80%		24.58%		(25.43)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112,068		$66,864	$71,627	$79,072		$91,674		$72,210
Ratio of expenses to average daily net assets:
Before expense waiver	0.88	%*	0.89%	0.88%	0.88%		0.88%		0.88%
After expense waiver	0.78	%#*	0.82%#	N/A	0.87	%(b)#	0.87	%(b)#	0.88%#
Net investment income (loss) to average daily net assets	0.49	%*	0.37%	0.30%	0.77%		0.39%		0.20%
Portfolio turnover rate	19	%**	98%	28%	22%		23%		30%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class N
	Six months ended 6/30/07 (Unaudited)		Year ended 12/31/06		Year ended 12/31/05††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.63		$8.92		$8.68		$8.27		$6.69		$6.69

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.04	)***	(0.04	)***	0.01	***	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.81		0.75		0.28		0.41		1.61		(0.00	)†

Total income (loss) from investment operations	0.80		0.71		0.24		0.42		1.58		0.00

Less distributions to shareholders:
From net investment income	—		—		—		(0.01)		(0.00	)†	—

Net asset value, end of period	$10.43		$9.63		$8.92		$8.68		$8.27		$6.69

Total Return(a)	8.31	%(c)**	7.96	%(c)	2.77	%(c)	5.05	%(c)	23.64	%(c)	0.00	%‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,878		$3,509		$1,957		$2,185		$1,493		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.68	%*	1.69%		1.69%		1.68%		1.69%		—	‡
After expense waiver	1.58	%#*	1.61	%#	N/A		1.68	%(b)#	1.69	%(b)#	N/A
Net investment income (loss) to average daily net assets	(0.28	)%*	(0.41)%		(0.50)%		0.08%		(0.45)%		0.00	%‡
Portfolio turnover rate	19	%**	98%		28%		22%		23%		30%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.01 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
++	Class N commenced operations on December 31, 2002.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.
(c)	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [            ], 2007, by and between MassMutual Select Funds, a Massachusetts business trust (the “Trust”), on behalf of MassMutual Select Blue Chip Growth Fund (the “Acquiring Fund”), and on behalf of MassMutual Select Growth Equity Fund (the “Acquired Fund”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Sections 361(a) and 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for Class S Shares (the “Class S Acquisition Shares”), Class Y Shares (the “Class Y Acquisition Shares”), Class L Shares (the “Class L Acquisition Shares”), Class A Shares (the “Class A Acquisition Shares”) and Class N Shares (the “Class N Acquisition Shares,” and, together with the Class S Acquisition Shares, Class Y Acquisition Shares, Class L Acquisition Shares and Class A Acquisition Shares, the “Acquiring Fund Shares”) of beneficial interest of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares pro rata to the Class S, Class Y, Class L, Class A, and Class N shareholders of the Acquired Fund and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)

The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund (1) the number of Class S Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class S shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 2.2 (the “Class S Share Net Asset Value”), by (B) the net asset value of one Class S Acquisition Share, computed in the manner and as of the time and date set forth in Section 2.3; and (2) the number of Class Y Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class Y shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 2.2 (the “Class Y Share Net Asset Value”), by (B) the net asset value of one Class Y Acquisition Share, computed in the manner and as of the time and date set forth in Section 2.3; and (3) the number of Class L Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class L shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 2.2 (the “Class L Share Net Asset Value”), by (B) the net asset value of one Class L Acquisition Share, computed in the manner and as of the time and date set forth in Section 2.3; and (4) the number of Class A Acquisition Shares

(including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class A shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 2.2 (the “Class A Share Net Asset Value”), by (B) the net asset value of one Class A Acquisition Share, computed in the manner and as of the time and date set forth in Section 2.3; and (5) the number of Class N Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class N shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 2.2 (the “Class N Share Net Asset Value”), by (B) the net asset value of one Class N Acquisition Share, computed in the manner and as of the time and date set forth in Section 2.3; and (ii) assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its respective shareholders of record as of the Closing Date the Acquiring Fund Shares received by it. Each Class S shareholder shall be entitled to receive that number of Class S Acquisition Shares equal to (i) the number of Class S shares of the Acquired Fund (the “Class S Acquired Fund Shares”) held by such shareholder divided by the number of such Class S shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class S Acquisition Shares distributable to Class S shareholders of the Acquired Fund. Each Class Y shareholder shall be entitled to receive that number of Class Y Acquisition Shares equal to (i) the number of Class Y shares of the Acquired Fund (the “Class Y Acquired Fund Shares”) held by such shareholder divided by the number of such Class Y shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class Y Acquisition Shares distributable to Class Y shareholders of the Acquired Fund. Each Class L shareholder shall be entitled to receive that number of Class L Acquisition Shares equal to (i) the number of Class L shares of the Acquired Fund (the “Class L Acquired Fund Shares”) held by such shareholder divided by the number of such Class L shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class L Acquisition Shares distributable to Class L shareholders of the Acquired Fund. Each Class A shareholder shall be entitled to receive that number of Class A Acquisition Shares equal to (i) the number of Class A shares of the Acquired Fund (the “Class A Acquired Fund Shares”) held by such shareholder divided by the number of such Class A shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class A Acquisition Shares distributable to Class A shareholders of the Acquired Fund. Each Class N shareholder shall be entitled to receive that number of Class N Acquisition Shares equal to the total of (i) the number of Class N shares of the Acquired Fund (the “Class N Acquired Fund Shares”) held by such shareholder divided by the number of such Class N shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class N Acquisition Shares distributable to Class N shareholders of the Acquired Fund.

1.2.	The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute: (i) to its Class S shareholders of record the Class S Acquisition Shares received by the Acquired Fund, (ii) to its Class Y shareholders of record the Class Y Acquisition Shares received by the Acquired Fund, (iii) to its Class L shareholders of record the Class L Acquisition Shares received by the Acquired Fund, (iv) to its Class A shareholders of record the Class A Acquisition Shares received by the Acquired Fund, and (v) to its Class N shareholders of record the Class N Acquisition Shares received by the Acquired Fund, as contemplated by Section 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective numbers of Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.4.	With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other series of the Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.5.	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.6.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust, and, for clarity, under no circumstances will any other series of the Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION

2.1.

On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of Class S Acquisition Shares, Class Y Acquisition Shares, Class L Acquisition Shares, Class A Acquisition Shares, and Class N Acquisition Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Trust’s Agreement and Declaration of Trust and the Acquiring Fund’s then-current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Prospectus”).

2.3.	The net asset value of a Class S Acquisition Share, Class Y Acquisition Share, Class L Acquisition Share, Class A Acquisition Share, or Class N Acquisition Share shall be the net asset value per Class S, Class Y, Class L, Class A or Class N share, respectively, computed with respect to that class as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Trust’s Agreement and Declaration of Trust and the Prospectus.

2.4.	The Valuation Date shall be 4:00 p.m. Eastern Time on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation the Class S Acquisition Shares received by it hereunder to its Class S shareholders as contemplated by Section 1.1., the Class Y Acquisition Shares received by it hereunder to its Class Y shareholders as contemplated by Section 1.1., the Class L Acquisition Shares received by it hereunder to its Class L shareholders as contemplated by Section 1.1., the Class A Acquisition Shares received by it hereunder to its Class A shareholders as contemplated by Section 1.1., and the Class N Acquisition Shares received by it hereunder to its Class N shareholders as contemplated by Section 1.1., by redelivering such share deposit receipt to the Trust’s transfer agent, which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6.	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7.	All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Trust’s Agreement and Declaration of Trust and the Prospectus.

3.	CLOSING AND CLOSING DATE

3.1.	The Closing Date shall be [ ], 2007, or such other date to which the parties may agree. The Closing shall be held at the offices of MassMutual, 1205 State Street, Springfield, Massachusetts, 01111, at 9:00 a.m. Eastern Time or at such other time and/or place as the parties may agree.

3.2.	The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to the custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the custodian for the Acquiring Fund.

3.3.

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the Valuation Date, this Agreement may be terminated by the Acquiring Fund or the Acquired Fund upon the giving of written notice to the other party.

3.4.	At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Trust, on behalf of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquired Fund. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Agreement and Declaration of Trust of the Trust and the 1940 Act.

(c)	The Acquired Fund is not in violation in any material respect of any provision of the Trust’s Agreement and Declaration of Trust or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	The Trust’s Prospectus conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(f)	Except as otherwise disclosed to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Trust nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)	The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal year ended December 31, 2006, audited by Deloitte & Touche LLP, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since December 31, 2006. Prior to the Closing Date, the Acquired Fund will endeavor to quantify and reflect on its statements of assets and liabilities all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2006, whether or not incurred in the ordinary course of business.

(h)	Since December 31, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness. For purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

(i)	As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable shall have been timely paid. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement. All of the Acquired Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, the Acquired Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)

The Acquired Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for, nor is now liable for, nor will it be liable for the taxable period ending on the Closing Date (after giving effect to the distributions described in Section 6.6) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) except as accrued on the Acquired Fund’s books. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired

Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest of the Acquired Fund are divided into Class S, Class Y, Class L, Class A, and Class N shares, each having the characteristics described in the Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (except as set forth in the Prospectus), and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Prospectus, except as previously disclosed in writing to the Acquiring Fund.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Trust (after making the determinations required pursuant to Rule 17a-8(a) under the 1940 Act) and by all other necessary trust action on the part of the Trust and the Acquired Fund, other than any shareholder approval as contemplated by Section 8.1 hereof, and, subject to any such shareholder approval; this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund shareholders as provided in Section 1.1(c).

(p)	The information relating to the Acquired Fund furnished by the Trust and the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, if any, and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(q)

As of the date of this Agreement, the Trust and the Acquired Fund have provided the Acquiring Fund with information relating to the Acquired Fund reasonably necessary for the preparation of a prospectus, including the information statement of the Acquired Fund (the “Prospectus/Information Statement”), to be included in a Registration Statement on Form N-14 of the Trust (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, (the “1934 Act”), and the 1940 Act in connection with the meeting (or written consent, as permitted by Article V(4) of the Agreement and Declaration of Trust (“Written Consent”)) of shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting (or Written Consent) of shareholders of the Acquired Fund, and the Closing Date, the Prospectus/Information Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(r)	There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Prospectus or in the Registration Statement.

(s)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), as applicable.

(t)	As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of December 31, 2006, referred to in Section 4.1(g) hereof, as supplemented with such changes as the Acquired Fund shall make after December 31, 2006, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(u)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(v)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

4.2.	Representations and Warranties of the Trust, on behalf of the Acquiring Fund.

The Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure so to qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and the

Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of this Agreement and Declaration of Trust of the Trust and the 1940 Act.

(c)	The Acquiring Fund is not in violation in any material respect of any provisions of the Trust’s Agreement and Declaration of Trust or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	The Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not and will not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	Except as otherwise disclosed to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)	The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) of the Acquiring Fund at, as of and for the fiscal year ended December 31, 2006, audited by Deloitte & Touche LLP, independent registered public accounting firm to the Acquiring Fund, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since December 31, 2006.

(g)	Since December 31, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For purposes of this subparagraph (g), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

(h)

The Acquiring Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) except as accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. Except as otherwise disclosed to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(i)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date will be divided into Class S, Class Y, Class L, Class A and Class N shares, each having the characteristics described in the Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(j)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by all other necessary trust action on the part of the Trust and the Acquiring Fund, and constitute the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)	The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, if any, and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(l)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Information Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)	There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Prospectus and the Registration Statement.

(n)	The books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or state securities or blue sky laws, as applicable.

5.	COVENANTS OF THE PARTIES.

5.1.	The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of shares, and regular and customary periodic dividends and distributions.

5.2.	The Trust will receive a Written Consent of Shareholder prior to the Closing Date for the purpose of approving the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement and authorizing the liquidation of the Acquired Fund, and taking all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the Acquired Fund’s Written Consent referred to in Section 5.2, the Trust will prepare a Registration Statement and Prospectus/Information Statement, which the Trust will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the Trust, the Acquired Fund, and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Information Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

5.5.	As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust or the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be read by Deloitte & Touche LLP and certified by the Trust’s President and Treasurer.

5.6.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Trust and the Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on their behalf by the Trust’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2.

The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, certified on the Acquired Fund’s behalf by the Trust’s President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Closing Date, to the effect that as of the Valuation Date and as of the

Closing Date there has been no material adverse change in the financial position of the Acquired Fund since December 31, 2006.

6.3.	The assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of limitations contained in the Trust’s Agreement and Declaration of Trust or of investment restrictions disclosed in the Prospectus in effect on the Closing Date, may not properly acquire, and as of the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act.

6.4.	All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.5.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

6.6.	Prior to the Closing Date, the Trust, on behalf of the Acquired Fund, shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 2006 and the short taxable year beginning January 1, 2007 and ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of the Acquired Fund’s net capital gain realized in its taxable year ended December 31, 2006 and the short taxable year beginning on January 1, 2007 and ending on the Closing Date (after reduction by any capital loss carryover).

6.7.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.8.	The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

6.9.

All of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

6.10.	The Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)	The Trust has been formed and is validly existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of The Commonwealth of Massachusetts, and the Acquired Fund is a separate series thereof duly established in accordance with the Agreement and Declaration of Trust and Bylaws of the Trust and applicable law.

(b)	This Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Fund, is a valid and binding obligation of the Trust and the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The Acquired Fund has the power as a series of a business trust to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

(d)	The execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment or decree to which the Trust or the Acquired Fund is a party or by which it is bound.

(e)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(f)	Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Information Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(g)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Trust and the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on their behalf by the Trust’s President or any Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the

Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Date in connection with the transactions contemplated by this Agreement.

7.3.	All proceedings taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.4.	The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, to the following effect:

(a)	The Trust has been formed and is validly existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of The Commonwealth of Massachusetts, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the Agreement and Declaration of Trust and the Bylaws of the Trust and applicable law.

(b)	This Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, is the valid and binding obligation of the Trust and the Acquiring Fund enforceable against the Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund did not, and the performance by the Trust and the Acquiring Fund of their obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which it is bound.

(d)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained.

(e)	Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Information Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(f)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

(g)	Assuming that a consideration not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued, fully paid, and, except as set forth in the Prospectus, nonassessable Class S, Class Y, Class L, Class A, and Class N shares of beneficial interest in the Acquiring Fund.

(h)	The Registration Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Trust, the Acquiring Fund, and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by a majority of the outstanding shares of the Acquired Fund if and to the extent required by applicable law, and the parties shall have received reasonable evidence of such approval.

8.2.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Trust, the Acquired Fund, or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.	The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes:

(a)	The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in Section 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in Section 1 hereof.

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer.

(e)	The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund.

(f)	No gain or loss will be recognized by Acquired Fund shareholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares.

(g)	The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor.

(h)	An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which Acquired Fund Shares exchanged therefor were held, provided that the shareholder held Acquired Fund Shares as a capital asset on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

The opinion will be based on certain factual certifications made by officers of the Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.6.	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be waived by the Board of Trustees of the Trust, if, in the judgment of the Board of Trustees of the Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES; EXPENSES.

9.1.	Each of the Trust, the Acquired Fund, and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.	Each Fund shall bear its own fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and other similar expenses incurred in connection with the consummation of the transactions contemplated by the Agreement.

9.3	Expenses of the Merger will be allocated between the Funds based on the respective estimated future savings to the Funds as a result of the Merger (except that certain transition management expenses will be allocated between the Funds on the basis of estimated brokerage cost savings).

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except by a letter of agreement signed by each party hereto.

10.2.	The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.	TERMINATION

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund, prior to the Closing Date.

11.2.	In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	With respect to a termination by the Acquired Fund, of a material breach by the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Fund, of a material breach by the Acquired Fund of any representation, warranty, covenant or agreement herein to be performed by the Acquired Fund at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

11.3.	If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2007, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

11.4.	If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

11.5.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that (a) Sections 9, 11.4, 14 and 15 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 11.1.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the authorized officers of the Trust.

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Trust, the Acquiring Fund or the Acquired Fund at 1295 State Street, Springfield, Massachusetts 01111, Attn: Andrew Goldberg, Esq.

15.	MISCELLANEOUS.

15.1.	The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.	A copy of the Trust’s Amended and Restated Agreement and Declaration of Trust dated May 28, 1993 as amended, to which reference is hereby made is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Trust and the Acquiring Fund and Acquired Fund by the Trustees or officers of the Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquiring Fund or Acquired Fund individually but are binding only upon the assets and property of the Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

MASSMUTUAL SELECT FUNDS
On behalf of MassMutual Select Blue Chip Growth Fund

By:
Name:
Title:

MASSMUTUAL SELECT FUNDS
On behalf of MassMutual Select Growth Equity Fund

By:
Name:
Title:

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OCTOBER 14, 2007

This Statement of Additional Information (the “SAI”) relates to the merger of the MassMutual Select Growth Equity Fund (“Growth Equity Fund”) into the MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund” and, together with the Growth Equity Fund, the “Funds”) (the “Merger”). The Funds are separate series of MassMutual Select Funds (“Select Funds” or the “Trust”).

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Information Statement dated October 14, 2007 (the “Prospectus/Information Statement”) of the Blue Chip Growth Fund which relates to the Merger. As described in the Prospectus/Information Statement, the Merger would involve the transfer of all the assets of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund and the assumption of all the liabilities of the Growth Equity Fund. The Growth Equity Fund would distribute the Blue Chip Growth Fund shares it receives to its shareholders in complete liquidation of the Growth Equity Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Information Statement. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission (“SEC”) and is available upon request and without charge by writing to the Trust at 1295 State Street, Springfield, Massachusetts 01111-0111 or by calling toll-free at 1-888-309-3539.

1

I.	Additional Information About the Growth Equity Fund and the Blue Chip Growth Fund	3

II.	Independent Registered Public Accounting Firm and Financial Statements	3

2

I. Additional Information About the Growth Equity Fund and the Blue Chip Growth Fund

The SAI for the Growth Equity Fund and Blue Chip Growth Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Growth Equity Fund and Blue Chip Growth Fund’s Registration Statement Form N-1A (filed on March 30, 2007) (Registration Nos. 33-73824 and 811-8274).

II. Independent Registered Public Accounting Firm and Financial Statements

Deloitte & Touche LLP (“D&T”) is the independent registered public accounting firm for the Blue Chip Growth Fund, providing audit services, tax return review and other tax services and assistance in connection with the review of various SEC filings for the Fund. D&T is also the independent registered public accounting firm for the Growth Equity Fund, providing audit services, tax return review and other tax services and assistance in connection with the review of various SEC filings for the Fund. The following documents are incorporated by reference into this SAI: (i) the Report of Independent Registered Public Accounting Firm and financial statements included in each of the Blue Chip Growth Fund’s and Growth Equity Fund’s Annual Report for the fiscal year ended December 31, 2006, filed electronically with the SEC on March 9, 2007 (File No. 811-8274) and (ii) the unaudited financial statements included in each of the Blue Chip Growth Fund’s and Growth Equity Fund’s unaudited Semi-Annual Report for the six months ended June 30, 2007, filed electronically on September 5, 2007.

The financial highlights of the Blue Chip Growth Fund and the Growth Equity Fund for each of the years in the five year period ended December 31, 2006 included in the Prospectus/Information Statement and the audited financial statements of the Blue Chip Growth Fund incorporated by reference into this SAI and the audited financial statements for the Growth Equity Fund incorporated by reference into the Prospectus/Information Statement and this SAI have been so included and incorporated in reliance upon the reports of D&T, given on their authority as experts in auditing and accounting.

3

MassMutual Select Growth Equity Fund

and

MassMutual Select Blue Chip Growth Fund

Proforma Combining Financial Statements

(Unaudited)

The accompanying unaudited proforma combining portfolio of investments and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of June 30, 2007 and the unaudited proforma combining statement of operations for the twelve months ended June 30, 2007 presents the results of operations of the Blue Chip Growth Fund as if the combination with the Growth Equity Fund had been consummated at July 1, 2006. The proforma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on July 1, 2006. These historical statements have been derived from the Blue Chip Growth Fund’s and Growth Equity Fund’s books and records utilized in calculating daily net asset value at June 30, 2007, and for the twelve-month period then ended.

The proforma statements give effect to the proposed transfer of all of the assets of the Growth Equity Fund to the Blue Chip Growth Fund in exchange for the assumption by Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund and for a number of the Blue Chip Growth Fund’s shares equal in value to the value of the net assets of the Growth Equity Fund transferred to the Blue Chip Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Blue Chip Growth Fund for pre-combination periods will not be restated.

The unaudited proforma combining statements should be read in conjunction with the separate financial statements of the Blue Chip Growth Fund and the Growth Equity Fund incorporated by reference in this SAI.

4

MassMutual Select Blue Chip Growth Fund

Notes to Proforma Combining Statements

(Unaudited)

June 30, 2007

1.	The Fund

The MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), a series of the MassMutual Select Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Blue Chip Growth Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. The classes of shares are offered to different types of investors, as outlined in the Prospectus/Information Statement.

2.	Basis of Combination

On May 9, 2007 the Board of Trustees approved a proposed Agreement and Plan of Reorganization (the “Reorganization”). The Reorganization contemplates the transfer of all assets of the Growth Equity Fund to the Blue Chip Growth Fund and assumption by the Blue Chip Growth Fund of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund having an aggregate value equal to the assets and liabilities of the Growth Equity Fund. The Reorganization provides for the complete liquidation of the Growth Equity Fund. The Reorganization is subject to Growth Equity Fund shareholder approval. The majority shareholder of the Growth Equity Fund is expected to approve the Reorganization by way of executing a consent on or about November 28, 2007.

The Reorganization will be accounted for as a tax free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at July 1, 2006. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Growth Equity and Blue Chip Growth Funds at June 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Growth Equity and Blue Chip Growth Funds for the twelve months ended June 30, 2007. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for the Growth Equity and Blue Chip Growth Funds under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Blue Chip Growth Fund for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the SAI for the Trust.

3.	Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted

5

securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of each of the foreign securities held by the Trust’s foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

4.	Capital Shares

The unaudited pro forma net asset value per share assumes retired shares of beneficial interest in connection with the proposed acquisition of the Growth Equity Fund by the Blue Chip Growth Fund as of June 30, 2007. The number of retired shares was calculated by dividing the net asset value of each Class of the Growth Equity Fund by the respective Class net asset value per share of the Blue Chip Growth Fund.

5.	Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect pro forma adjustments. Growth Equity Fund expenses were adjusted assuming Blue Chip Growth Fund’s fee structure was in effect for the year ended June 30, 2007.

Merger expenses are born by both Funds as follows:

Merger Expense	Growth Equity Fund	Blue Chip Growth Fund	Total
Transaction costs	$44,720	$41,280	$86,000
Audit fees	1,513	3,487	5,000
Legal fees	48,415	111,585	160,000
Shareholder reporting fees	9,985	23,015	33,000

Total	$104,633	$179,367	$284,000

6.	Use of Estimates

The preparation of the pro forma financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

7.	Federal Income Tax

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, the Blue Chip Growth Fund intends to continue to comply with the provisions of subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Blue Chip Growth Fund will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders.

6

Pro Forma Portfolio of Investments (Unaudited)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
COMMON STOCK
Advertising
Omnicom Group, Inc.	20,000	$1,058,400	40,400	$2,137,968	60,400	$3,196,368

Aerospace & Defense
General Dynamics Corp.	9,500	743,090	71,300	5,577,086	80,800	6,320,176
Lockheed Martin Corp.*	43,200	4,066,416			43,200	4,066,416
Northrop Grumman Corp.*	7,000	545,090			7,000	545,090
Raytheon Co.*	12,900	695,181			12,900	695,181
Rockwell Collins, Inc.			26,100	1,843,704	26,100	1,843,704
United Technologies Corp.	17,500	1,241,275	29,800	2,113,714	47,300	3,354,989

Agriculture
Altria Group, Inc.*	23,700	1,662,318			23,700	1,662,318
UST, Inc.*	41,100	2,207,481			41,100	2,207,481

Apparel
Coach, Inc.(a)	101,900	4,829,041	72,300	3,426,297	174,200	8,255,338
Columbia Sportswear Co.(b)*	3,700	254,116			3,700	254,116
Liz Claiborne, Inc.*	10,200	380,460			10,200	380,460
Nike, Inc. Cl. B*	51,900	3,025,251			51,900	3,025,251
Polo Ralph Lauren Corp.*	8,000	784,880			8,000	784,880
VF Corp.*	17,900	1,639,282			17,900	1,639,282

Auto Manufacturers
Paccar, Inc.*	58,950	5,131,008			58,950	5,131,008

Automotive & Parts
The Goodyear Tire & Rubber Co.(a)*	38,100	1,324,356			38,100	1,324,356

Banks
Investors Financial Services Corp.*	6,400	394,688			6,400	394,688
Mellon Financial Corp.			65,200	2,868,800	65,200	2,868,800
Northern Trust Corp.			72,700	4,670,248	72,700	4,670,248
Peoples United Financial(b)*	16,740	296,800			16,740	296,800
State Street Corp.(b)			146,300	10,006,920	146,300	10,006,920
Wells Fargo & Co.			99,200	3,488,864	99,200	3,488,864

Beverages
Anheuser-Busch Cos., Inc.*	71,000	3,703,360			71,000	3,703,360
The Coca-Cola Co.*	77,300	4,043,563			77,300	4,043,563
PepsiCo, Inc.			45,200	2,931,220	45,200	2,931,220

Biotechnology
Amgen, Inc.(a)	3,900	215,631	100	5,529	4,000	221,160
Celgene Corp.(a)			74,700	4,282,551	74,700	4,282,551
Genentech, Inc.(a)			95,400	7,217,964	95,400	7,217,964

7

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Building Materials
American Standard Cos., Inc.*	27,300	$1,610,154			27,300	$1,610,154
Martin Marietta Materials, Inc.*	2,300	372,646			2,300	372,646
Masco Corp.(b)*	21,100	600,717			21,100	600,717

Chemicals
Albemarle Corp.*	19,700	759,041			19,700	759,041
Ecolab, Inc.*	15,600	666,120			15,600	666,120
Hercules, Inc.(a)(b)*	24,700	485,355			24,700	485,355
International Flavors & Fragrances, Inc.*	15,600	813,384			15,600	813,384
Lyondell Chemical Co.*	7,500	278,400			7,500	278,400
Monsanto Co.			75,400	$5,092,516	75,400	5,092,516
PPG Industries, Inc.*	9,000	684,990			9,000	684,990
The Sherwin-Williams Co.*	23,600	1,568,692			23,600	1,568,692

Commercial Services
Apollo Group, Inc. Cl. A(a)	4,100	239,563			4,100	239,563
Accenture Ltd. Cl. A			27,700	1,188,053	27,700	1,188,053
Career Education Corp.(a)*	11,400	384,978			11,400	384,978
Corrections Corp. of America(a)*	3,000	189,330			3,000	189,330
ITT Educational Services, Inc.(a)*	9,100	1,068,158			9,100	1,068,158
Manpower, Inc.*	11,200	1,033,088			11,200	1,033,088
McKesson Corp.*	17,200	1,025,808			17,200	1,025,808
Monster Worldwide, Inc.(a)			55,600	2,285,160	55,600	2,285,160
Moody's Corp.*	12,100	752,620			12,100	752,620
Rent-A-Center, Inc.(a)*	13,400	351,482			13,400	351,482

Computer Related Service
Ingram Micro, Inc. Cl. A(a)*	7,300	158,483			7,300	158,483

Computers
Affiliated Computer Services, Inc. Cl. A(a)*	6,800	385,696			6,800	385,696
Apple, Inc.(a)	48,800	5,955,552	69,400	8,469,576	118,200	14,425,128
Cognizant Technology Solutions Corp. Cl. A(a)*	20,600	1,546,854			20,600	1,546,854
Dell, Inc.(a)*	302,800	8,644,940	111,800	3,191,890	414,600	11,836,830
EMC Corp.(a)	142,500	2,579,250	191,000	3,457,100	333,500	6,036,350
FactSet Research Systems, Inc.*	11,000	751,850			11,000	751,850
Hewlett-Packard Co.*	46,700	2,083,754	32,400	1,445,688	79,100	3,529,442

8

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Computers (continued)
International Business Machines Corp.*	132,800	$13,977,200			132,800	$13,977,200
Lexmark International, Inc. Cl. A(a)*	43,600	2,149,916			43,600	2,149,916

Computers & Information
CDW Corp.(a)*	20,000	1,699,400			20,000	1,699,400

Cosmetics & Personal Care
Avon Products, Inc.*	26,300	966,525			26,300	966,525
Colgate-Palmolive Co.*	3,600	233,460			3,600	233,460
The Estee Lauder Cos., Inc. Cl. A*	11,900	541,569			11,900	541,569
The Procter & Gamble Co.			108,000	$6,608,520	108,000	6,608,520

Diversified Financial
American Express Co.			132,900	8,130,822	132,900	8,130,822
Ameriprise Financial, Inc.			38,800	2,466,516	38,800	2,466,516
The Charles Schwab Corp.			250,500	5,140,260	250,500	5,140,260
Chicago Mercantile Exchange Holdings, Inc.(b)			3,900	2,084,004	3,900	2,084,004
Citigroup, Inc.	14,700	753,963	125,700	6,447,153	140,400	7,201,116
Countrywide Financial Corp.(b)*	12,300	447,105	83,800	3,046,130	96,100	3,493,235
Deutsche Boerse AG			4,750	536,282	4,750	536,282
E*TRADE Financial Corp.(a)			142,000	3,136,780	142,000	3,136,780
Eaton Vance Corp.*	3,400	150,212			3,400	150,212
The First Marblehead Corp.(b)*	17,900	691,656			17,900	691,656
Franklin Resources, Inc.	9,800	1,298,206	66,200	8,769,514	76,000	10,067,720
The Goldman Sachs Group, Inc.	27,300	5,917,275	35,500	7,694,625	62,800	13,611,900
Interactive Brokers Group, Inc.(a)*			10,900	295,717	10,900	295,717
IntercontinentalExchange, Inc.(a)			10,500	1,552,425	10,500	1,552,425
Legg Mason, Inc.			45,300	4,456,614	45,300	4,456,614
Merrill Lynch & Co., Inc.			40,400	3,376,632	40,400	3,376,632
Morgan Stanley	37,800	3,170,664	92,200	7,733,736	130,000	10,904,400
UBS AG Registered			109,900	6,531,751	109,900	6,531,751

Electric
AES Corp.(a)*	51,600	1,129,008			51,600	1,129,008
American Electric Power Co., Inc.*	11,200	504,448			11,200	504,448
CenterPoint Energy, Inc.*	21,600	375,840			21,600	375,840

9

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Electric (continued)
Constellation Energy Group, Inc.*	7,700	$671,209			7,700	$671,209
Entergy Corp.*	14,200	1,524,370			14,200	1,524,370

Electrical Components & Equipment
Emerson Electric Co.*	17,800	833,040			17,800	833,040
Energizer Holdings, Inc.(a)*	21,300	2,121,480			21,300	2,121,480
Molex, Inc.*	17,600	528,176			17,600	528,176

Electronics
Amphenol Corp. Cl. A*	18,300	652,395			18,300	652,395
Avnet, Inc.(a)*	14,900	590,636			14,900	590,636
FLIR Systems, Inc.(a)(b)*	14,200	656,750			14,200	656,750
Thermo Fisher Scientific, Inc.(a)			18,300	$946,476	18,300	946,476
Trimble Navigation Ltd.(a)*	19,200	618,240			19,200	618,240
Waters Corp.(a)*	21,000	1,246,560			21,000	1,246,560

Engineering & Construction
Foster Wheeler Ltd.(a)			25,100	2,685,449	25,100	2,685,449
McDermott International, Inc.(a)			22,900	1,903,448	22,900	1,903,448

Entertainment
International Game Technology			70,900	2,814,730	70,900	2,814,730

Environmental Controls
Nalco Holding Co.*	5,200	142,740			5,200	142,740
Waste Management, Inc.*	20,200	788,810			20,200	788,810

Foods
Campbell Soup Co.*	5,600	217,336			5,600	217,336
Corn Products International, Inc.*	7,900	359,055			7,900	359,055
General Mills, Inc.*	3,900	227,838			3,900	227,838
Heinz (H. J.) Co.*	24,700	1,172,509			24,700	1,172,509
Kraft Foods, Inc. Cl. A*	24,626	868,066			24,626	868,066
The Kroger Co.*	59,000	1,659,670			59,000	1,659,670
McCormick & Co., Inc.*	15,900	607,062			15,900	607,062
Safeway, Inc.*	36,000	1,225,080			36,000	1,225,080
Sara Lee Corp.*	19,500	339,300			19,500	339,300
Sysco Corp.*	73,800	2,434,662	37,000	1,220,630	110,800	3,655,292
Gas
Sempra Energy*	3,400	201,382			3,400	201,382

10

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Hand & Machine Tools
Lincoln Electric Holdings, Inc.*	4,900	$363,776			4,900	$363,776

Health Care–Products
Alcon, Inc.			13,700	$1,848,267	13,700	1,848,267
Bard (C.R.), Inc.*	10,100	834,563			10,100	834,563
Baxter International, Inc.	40,600	2,287,404	18,800	1,059,192	59,400	3,346,596
Becton, Dickinson & Co.*	20,500	1,527,250			20,500	1,527,250
Biomet, Inc.*	6,000	274,320			6,000	274,320
Dentsply International, Inc.*	2,900	110,954			2,900	110,954
IDEXX Laboratories, Inc.(a)*	3,100	293,353			3,100	293,353
Immucor, Inc.(a)*	14,700	411,159			14,700	411,159
Johnson & Johnson*	194,100	11,960,442			194,100	11,960,442
Kinetic Concepts, Inc.(a)*	2,300	119,531			2,300	119,531
Medtronic, Inc.			127,900	6,632,894	127,900	6,632,894
Patterson Cos., Inc.(a)*	17,600	655,952			17,600	655,952
Respironics, Inc.(a)*	3,900	166,101			3,900	166,101
St. Jude Medical, Inc.(a)(b)	4,900	203,301	99,700	4,136,553	104,600	4,339,854
Stryker Corp.	64,600	4,075,614	64,500	4,069,305	129,100	8,144,919
Techne Corp.(a)	4,200	240,282			4,200	240,282
Zimmer Holdings, Inc.(a)*	59,000	5,008,510			59,000	5,008,510

Health Care–Services
Aetna, Inc.	22,400	1,106,560	106,900	5,280,860	129,300	6,387,420
Humana, Inc.(a)			32,400	1,973,484	32,400	1,973,484
Laboratory Corp. of America Holdings(a)(b)	10,900	853,034	23,900	1,870,414	34,800	2,723,448
Lincare Holdings, Inc.(a)	12,200	486,170			12,200	486,170
Manor Care, Inc.(b)*	10,500	685,545			10,500	685,545
Quest Diagnostics, Inc.*	38,500	1,988,525			38,500	1,988,525
UnitedHealth Group, Inc.	108,552	5,551,349	100,300	5,129,342	208,852	10,680,691
WellPoint, Inc.(a)	4,300	343,269	87,500	6,985,125	91,800	7,328,394

Home Builders
Centex Corp.(b)*	8,100	324,810			8,100	324,810
Lennar Corp. Cl. A*	7,200	263,232			7,200	263,232
Thor Industries, Inc.(b)*	19,600	884,744			19,600	884,744

Home Furnishing
Harman International Industries, Inc.			38,300	4,473,440	38,300	4,473,440
Tempur-Pedic International, Inc.(b)*	9,900	256,410			9,900	256,410

Household Products
Church & Dwight Co., Inc.*	4,800	232,608			4,800	232,608
Fortune Brands, Inc.			1,300	107,081	1,300	107,081
Kimberly-Clark Corp.*	52,600	3,518,414			52,600	3,518,414

11

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Industrial–Distribution
W.W. Grainger, Inc.*	5,300	$493,165			5,300	$493,165

Insurance
AFLAC, Inc.(b)*	32,400	1,665,360			32,400	1,665,360
Allstate Corp.*	25,100	1,543,901			25,100	1,543,901
Ambac Financial Group, Inc.*	10,100	880,619			10,100	880,619
American International Group, Inc.	34,500	2,416,035	123,900	$8,676,717	158,400	11,092,752
W.R. Berkley Corp.*	1,400	45,556			1,400	45,556
Brown & Brown, Inc.*	15,100	379,614			15,100	379,614
Cigna Corp.*	38,600	2,015,692			38,600	2,015,692
The Hartford Financial Services Group, Inc.			21,300	2,098,263	21,300	2,098,263
Markel Corp.(a)*	500	242,280			500	242,280
MBIA, Inc.(b)*	8,600	535,092			8,600	535,092
Odyssey Re Holdings Corp.*	1,200	51,468			1,200	51,468
Philadelphia Consolidated Holding Corp.(a)*	2,700	112,860			2,700	112,860
The PMI Group, Inc.*	13,800	616,446			13,800	616,446
Progressive Corp.*	21,800	521,674			21,800	521,674
Prudential Financial, Inc.	9,900	962,577	65,800	6,397,734	75,700	7,360,311
Radian Group, Inc.*	4,200	226,800			4,200	226,800
Reinsurance Group of America, Inc.*	1,900	114,456			1,900	114,456
Torchmark Corp.*	10,200	683,400			10,200	683,400
St. Paul Travelers Companies*	35,000	1,872,500			35,000	1,872,500

Internet
Amazon.com, Inc.(a)(b)	17,200	1,176,652	136,900	9,365,329	154,100	10,541,981
eBay, Inc.(a)	19,500	627,510	143,000	4,601,740	162,500	5,229,250
Expedia, Inc.(a)*	12,400	363,196			12,400	363,196
Google, Inc. Cl. A(a)			26,200	13,712,556	26,200	13,712,556
IAC/InterActiveCorp(a)*	8,000	276,880			8,000	276,880
McAfee, Inc.(a)*	25,000	880,000			25,000	880,000
Yahoo!, Inc.(a)			53,400	1,448,742	53,400	1,448,742

Investment Companies
American Capital Strategies Ltd.(b)*	4,700	199,844			4,700	199,844

Iron & Steel
Cleveland-Cliffs, Inc.*	3,200	248,544			3,200	248,544

Leisure Time
Harley-Davidson, Inc.(b)*	88,600	5,281,446			88,600	5,281,446

12

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Lodging
Choice Hotels International, Inc.*	6,100	$241,072			6,100	$241,072
Marriott International, Inc. Cl. A	61,100	2,641,964	89,100	$3,852,684	150,200	6,494,648
MGM Mirage(a)	23,700	1,954,776	19,300	1,591,864	43,000	3,546,640
Wynn Resorts Ltd.(b)			32,300	2,896,987	32,300	2,896,987

Machinery–Construction & Mining
Joy Global, Inc.			26,600	1,551,578	26,600	1,551,578

Machinery–Diversified
Deere & Co.*	8,400	1,014,216			8,400	1,014,216
Graco, Inc.*	5,400	217,512			5,400	217,512

Manufacturing
Carlisle Cos., Inc.*	5,700	265,107			5,700	265,107
Crane Co.*	4,800	218,160			4,800	218,160
Danaher Corp.	36,600	2,763,300	168,200	12,699,100	204,800	15,462,400
General Electric Co.			525,500	20,116,140	525,500	20,116,140
Honeywell International, Inc.*	22,400	1,260,672			22,400	1,260,672
Illinois Tool Works, Inc.	28,300	1,533,577	41,400	2,243,466	69,700	3,777,043
Textron, Inc.*	2,700	297,297			2,700	297,297
Tyco International Ltd.*	38,900	1,314,431			38,900	1,314,431

Media
Citadel Broadcasting Corp.*	3,279	21,150			3,279	21,150
Comcast Corp. Cl. A(a)*	241,800	6,799,416			241,800	6,799,416
The DIRECTV Group, Inc.(a)*	203,400	4,700,574			203,400	4,700,574
EchoStar Communications Corp. Cl. A(a)*	1,900	82,403			1,900	82,403
Gannett Co., Inc.*	22,100	1,214,395			22,100	1,214,395
Grupo Televisa SA Sponsored ADR (Mexico)			61,200	1,689,732	61,200	1,689,732
Liberty Media Holding Corp. Capital Cl. A(a)*	8,100	953,208			8,100	953,208
The McGraw-Hill Companies, Inc.	9,300	633,144			9,300	633,144
News Corp., Inc. Cl. A*	32,700	693,567			32,700	693,567
Rogers Communications, Inc. Cl. B(b)			122,200	5,192,278	122,200	5,192,278
Time Warner, Inc.*	65,700	1,382,328	58,200	1,224,528	123,900	2,606,856
Viacom, Inc. Cl. B(a)			58,000	2,414,540	58,000	2,414,540
The Walt Disney Co.*	39,800	1,358,772			39,800	1,358,772

Metal Fabricate & Hardware
Precision Castparts Corp.*	12,200	1,480,592			12,200	1,480,592

13

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Mining
Freeport-McMoran Copper & Gold, Inc.			19,300	$1,598,426	19,300	$1,598,426
Southern Copper Corp.(b)*	1,100	$103,686			1,100	103,686
Vulcan Materials Co.(b)*	2,800	320,712			2,800	320,712

Office Equipment/Supplies
Pitney Bowes, Inc.*	11,300	529,066			11,300	529,066

Oil & Gas
Anadarko Petroleum Corp.*	8,300	431,517			8,300	431,517
Apache Corp.*	4,600	375,314			4,600	375,314
Chevron Corp.*	83,600	7,042,464			83,600	7,042,464
ConocoPhillips*	18,637	1,463,005			18,637	1,463,005
Devon Energy Corp.*	5,800	454,082			5,800	454,082
EOG Resources, Inc.			26,200	1,914,172	26,200	1,914,172
Exxon Mobil Corp.*	178,900	15,006,132	77,800	6,525,864	256,700	21,531,996
Murphy Oil Corp.			43,200	2,567,808	43,200	2,567,808
Occidental Petroleum Corp.*	6,800	393,584			6,800	393,584
Sunoco, Inc.			9,000	717,120	9,000	717,120
Total SA Sponsored ADR (France)			58,000	4,696,840	58,000	4,696,840

Oil & Gas Services
Baker Hughes, Inc.			84,200	7,083,746	84,200	7,083,746
Schlumberger Ltd.			156,700	13,310,098	156,700	13,310,098
Smith International, Inc.			156,000	9,147,840	156,000	9,147,840

Packaging & Containers
Owens-Illinois, Inc.(a)*	8,200	287,000			8,200	287,000
Pactiv Corp.(a)*	33,100	1,055,559			33,100	1,055,559

Pharmaceuticals
Abbott Laboratories*	34,800	1,863,540			34,800	1,863,540
Allergan, Inc.			41,000	2,363,240	41,000	2,363,240
Bristol-Myers Squibb Co.*	17,000	536,520			17,000	536,520
Cardinal Health, Inc.	20,400	1,441,056	39,700	2,804,408	60,100	4,245,464
Eli Lilly & Co.			40,000	2,235,200	40,000	2,235,200
Express Scripts, Inc.(a)	40,600	2,030,406	75,800	3,790,758	116,400	5,821,164
Forest Laboratories, Inc.(a)*	98,600	4,501,090			98,600	4,501,090
Gilead Sciences, Inc.(a)			214,600	8,320,042	214,600	8,320,042
Medco Health Solutions, Inc.(a)			51,300	4,000,887	51,300	4,000,887
Merck & Co., Inc.*	296,100	14,745,780	64,100	3,192,180	360,200	17,937,960
NBTY, Inc.(a)*	11,200	483,840			11,200	483,840
Novartis AG			51,800	2,898,866	51,800	2,898,866
Pfizer, Inc.*	132,600	3,390,582			132,600	3,390,582
Roche Holding AG			25,134	4,432,840	25,134	4,432,840

14

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Pharmaceuticals (continued)
Schering-Plough Corp.*	204,500	$6,224,980	100,100	$3,047,044	304,600	$9,272,024
Sepracor, Inc.(a)(b)			26,100	1,070,622	26,100	1,070,622
Wyeth	9,400	538,996	82,700	4,742,018	92,100	5,281,014

Retail
Abercrombie & Fitch Co. Cl. A*	9,400	686,012			9,400	686,012
American Eagle Outfitters, Inc.*	83,400	2,140,044			83,400	2,140,044
AutoNation, Inc.(a)*	33,800	758,472			33,800	758,472
AutoZone, Inc.(a)*	15,400	2,103,948			15,400	2,103,948
Bed Bath & Beyond, Inc.(a)	53,500	1,925,465	66,900	2,407,731	120,400	4,333,196
Best Buy Co., Inc.*	11,600	541,372			11,600	541,372
Big Lots, Inc.(a)(b)*	19,400	570,748			19,400	570,748
Brinker International, Inc.(b)*	7,050	206,354			7,050	206,354
Carmax, Inc.(a)(b)*	50,400	1,285,200			50,400	1,285,200
Costco Wholesale Corp.*	9,000	526,680			9,000	526,680
CVS Caremark Corp.			270,168	9,847,624	270,168	9,847,624
Dollar General Corp.*	28,800	631,296			28,800	631,296
Dollar Tree Stores, Inc.(a)*	30,400	1,323,920			30,400	1,323,920
Family Dollar Stores, Inc.*	40,200	1,379,664			40,200	1,379,664
The Gap, Inc.*	25,000	477,500			25,000	477,500
The Home Depot, Inc.*	301,500	11,864,025	82,500	3,246,375	384,000	15,110,400
J.C. Penney Co., Inc.*	16,800	1,215,984			16,800	1,215,984
Jack in the Box, Inc.(a)*	12,500	886,750			12,500	886,750
Kohl’s Corp.(a)	103,700	7,365,811	130,700	9,283,621	234,400	16,649,432
Limited Brands, Inc.(b)*	44,300	1,216,035			44,300	1,216,035
Lowe’s Companies, Inc.(b)*	209,800	6,438,762			209,800	6,438,762
McDonald’s Corp.*	121,100	6,147,036	18,000	913,680	139,100	7,060,716
Nordstrom, Inc.*	43,800	2,239,056			43,800	2,239,056
OfficeMax, Inc.*	12,700	499,110			12,700	499,110
O’Reilly Automotive, Inc.(a)*	10,200	372,810			10,200	372,810
Petsmart, Inc.*	11,800	382,910			11,800	382,910
RadioShack Corp.(b)*	26,700	884,838			26,700	884,838
Sears Holdings Corp.(a)*	6,400	1,084,800			6,400	1,084,800
Staples, Inc.*	87,000	2,064,510			87,000	2,064,510
Starbucks Corp.(a)*	51,800	1,359,232			51,800	1,359,232
Target Corp.	78,600	4,998,960	108,800	6,919,680	187,400	11,918,640
Tiffany & Co.*	16,900	896,714			16,900	896,714
The TJX Cos., Inc.*	42,100	1,157,750			42,100	1,157,750
Walgreen Co.*	55,600	2,420,824			55,600	2,420,824
Wal-Mart Stores, Inc.*	242,000	11,642,620	74,100	3,564,951	316,100	15,207,571
Yum! Brands, Inc.*	64,200	2,100,624			64,200	2,100,624

15

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Semiconductors
Analog Devices, Inc.			105,600	$3,974,784	105,600	$3,974,784
Applied Materials, Inc.			67,500	1,341,225	67,500	1,341,225
ASML Holding NV(a)(b)			83,500	2,292,075	83,500	2,292,075
Intel Corp.	194,800	$4,628,448	185,600	4,409,856	380,400	9,038,304
Marvell Technology Group Ltd.(a)(b)			280,700	5,111,547	280,700	5,111,547
Maxim Integrated Products, Inc.			113,300	3,785,353	113,300	3,785,353
Novellus Systems, Inc.(a)(b)*	21,000	595,770			21,000	595,770
Texas Instruments, Inc.			126,000	4,741,380	126,000	4,741,380
Xilinx, Inc.			180,000	4,818,600	180,000	4,818,600

Software
Adobe Systems, Inc.(a)	21,800	875,270	83,300	3,344,495	105,100	4,219,765
Autodesk, Inc.(a)			99,800	4,698,584	99,800	4,698,584
Automatic Data Processing, Inc.			148,300	7,188,101	148,300	7,188,101
BEA Systems, Inc.(a)*	16,300	223,147			16,300	223,147
BMC Software, Inc.(a)*	26,800	812,040			26,800	812,040
CA, Inc.*	9,400	242,802			9,400	242,802
Citrix Systems, Inc.(a)*	4,700	158,249			4,700	158,249
Compuware Corp.(a)*	18,300	217,038			18,300	217,038
Electronic Arts, Inc.(a)			66,300	3,137,316	66,300	3,137,316
First Data Corp.*	28,600	934,362			28,600	934,362
Fiserv, Inc.(a)*	38,800	2,203,840			38,800	2,203,840
Intuit, Inc.(a)	11,600	348,928	44,300	1,332,544	55,900	1,681,472
Microsoft Corp.*	566,100	16,682,967	468,700	13,812,589	1,034,800	30,495,556
MoneyGram International, Inc.*	18,900	528,255			18,900	528,255
Oracle Corp.(a)*	465,800	9,180,918	214,400	4,225,824	680,200	13,406,742
Paychex, Inc.			13,800	539,856	13,800	539,856
SEI Investments Co.*	32,000	929,280			32,000	929,280
Total System Services, Inc.(b)*	13,300	392,483			13,300	392,483

Telecommunications
America Movil SAB de CV Sponsored ADR (Mexico)			132,400	8,199,532	132,400	8,199,532
American Tower Corp. Cl. A(a)			183,500	7,707,000	183,500	7,707,000
AT&T, Inc.*	118,260	4,907,790	30,800	1,278,200	149,060	6,185,990
Cisco Systems, Inc.(a)*	526,600	14,665,810	357,000	9,942,450	883,600	24,608,260
Corning, Inc.(a)			105,600	2,698,080	105,600	2,698,080
Juniper Networks, Inc.(a)(b)	9,500	239,115	222,900	5,610,393	232,400	5,849,508
MetroPCS Communications, Inc.(a)			38,900	1,285,256	38,900	1,285,256

16

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Number of Shares	Market Value	Number of Shares	Market Value	Number of Shares	Market Value
Nokia Oyj Sponsored ADR (Finland)			181,400	$5,099,154	181,400	$5,099,154
Polycom, Inc.(a)*	21,100	$708,960			21,100	708,960
Qualcomm, Inc.			104,900	4,551,611	104,900	4,551,611
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(b)			76,100	3,035,629	76,100	3,035,629
Telephone and Data Systems, Inc.*	6,900	431,733			6,900	431,733

Textiles
Cintas Corp.(b)*	3,900	153,777			3,900	153,777

Toys, Games & Hobbies
Hasbro, Inc.*	16,600	521,406			16,600	521,406
Mattel, Inc.*	88,100	2,228,049			88,100	2,228,049

Transportation
C.H. Robinson Worldwide, Inc.*	10,800	567,216			10,800	567,216
CSX Corp.*	10,900	491,372			10,900	491,372
Expeditors International of Washington, Inc.	4,600	189,980	51,800	2,139,340	56,400	2,329,320
FedEx Corp.*	29,600	3,284,712			29,600	3,284,712
TOTAL EQUITIES (The Pro Forma combined Cost $894,775,448)		441,786,251		555,563,452		997,349,703

RIGHTS
Computers
Seagate Technology(a)(c)	66,000	0			66,000	0

TOTAL RIGHTS (The Pro Forma combined Cost $0)		0

TOTAL LONG TERM INVESTMENTS (The Pro Forma combined Cost $894,775,448)		441,786,251		555,563,452		997,349,703

17

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value

SHORT-TERM INVESTMENTS
Cash Equivalents(e)
Abbey National PLC Eurodollar Time Deposit 5.280% 07/05/2007	$213,308	$213,308	$502,385	$502,385	$715,693	$715,693
Abbey National PLC Eurodollar Time Deposit 5.285% 07/09/2007	533,270	533,270	1,255,973	1,255,973	1,789,243	1,789,243
American Beacon Money Market Fund(d)	598,303	598,303	1,409,144	1,409,144	2,007,447	2,007,447
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.300% 08/10/2007	399,952	399,952	941,980	941,980	1,341,932	1,341,932
Bank of America 5.270% 07/06/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Bank of America 5.270% 07/16/2007	106,654	106,654	251,195	251,195	357,849	357,849
Bank of America 5.270% 08/17/2007	133,317	133,317	313,993	313,993	447,310	447,310
Bank of America 5.300% 09/17/2007	266,634	266,634	627,987	627,987	894,621	894,621
Bank of Ireland Eurodollar Time Deposit 5.300% 08/13/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Bank of Montreal Eurodollar Time Deposit 5.280% 07/03/2007	133,317	133,317	313,993	313,993	447,310	447,310
Bank of Montreal Eurodollar Time Deposit 5.290% 07/02/2007	106,654	106,654	251,195	251,195	357,849	357,849
Bank of Montreal Eurodollar Time Deposit 5.310% 08/14/2007	79,990	79,990	188,396	188,396	268,386	268,386
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 07/09/2007	506,605	506,605	1,193,174	1,193,174	1,699,779	1,699,779
Bank Of Nova Scotia Eurodollar Time Deposit 5.285% 07/11/2007	293,298	293,298	690,785	690,785	984,083	984,083
Barclays Eurodollar Time Deposit 5.290% 07/06/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242

18

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value

Cash Equivalents(e) (continued)
Barclays Eurodollar Time Deposit 5.295% 07/16/2007	$106,654	$106,654	$251,195	$251,195	$357,849	$357,849
Barclays Eurodollar Time Deposit 5.320% 09/04/2007	266,634	266,634	627,987	627,987	894,621	894,621
Bear Stearns & Co Commercial Paper 5.435% 07/10/2007	79,990	79,990	188,396	188,396	268,386	268,386
BGI Institutional Money Market Fund(d)	346,625	346,625	816,382	816,382	1,163,007	1,163,007
BNP Paribas Eurodollar Time Deposit 5.350% 07/02/2007	799,903	799,903	1,883,960	1,883,960	2,683,863	2,683,863
Calyon Eurodollar Time Deposit 5.290% 07/17/2007	266,634	266,634	627,987	627,987	894,621	894,621
Calyon Eurodollar Time Deposit 5.380% 07/02/2007	799,903	799,903	1,883,960	1,883,960	2,683,863	2,683,863
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.300% 07/30/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Dexia Group Eurodollar Time Deposit 5.290% 08/08/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Dreyfus Institutional Cash Advantage Money Market Fund(d)	159,981	159,981	376,792	376,792	536,773	536,773
Federal Home Loan Bank Discount Note 5.174% 07/20/2007	39,551	39,551	93,151	93,151	132,702	132,702
First Tennessee National Corp. Eurodollar Time Deposit 5.300% 07/18/2007	133,317	133,317	313,993	313,993	447,310	447,310
Fortis Bank Eurodollar Time Deposit 5.290% 07/06/2007	133,317	133,317	313,993	313,993	447,310	447,310
Fortis Bank Eurodollar Time Deposit 5.290% 07/09/2007	186,644	186,644	439,591	439,591	626,235	626,235

19

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value

Cash Equivalents(e) (continued)
Fortis Bank Eurodollar Time Deposit 5.300% 07/20/2007	$133,317	$133,317	$313,993	$313,993	$447,310	$447,310
Fortis Bank Eurodollar Time Deposit 5.300% 07/26/2007	106,654	106,654	251,195	251,195	357,849	357,849
Fortis Bank Eurodollar Time Deposit 5.350% 07/05/2007	266,634	266,634	627,987	627,987	894,621	894,621
Freddie Mac Discount Note 5.155% 07/16/2007	50,349	50,349	118,583	118,583	168,932	168,932
Freddie Mac Discount Note 5.185% 07/09/2007	26,285	26,285	61,908	61,908	88,193	88,193
Morgan Stanley & Co Commercial Paper 5.445% 08/01/2007	239,971	239,971	565,188	565,188	805,159	805,159
National Australia Bank Eurodollar Time Deposit 5.320% 07/02/2007	266,634	266,634	627,987	627,987	894,621	894,621
Nationwide Building Society Commercial Paper 5.301% 07/09/2007	266,086	266,086	626,695	626,695	892,781	892,781
Rabobank Nederland Eurodollar Time Deposit 5.280% 07/05/2007	399,952	399,952	941,980	941,980	1,341,932	1,341,932
Rabobank Nederland Eurodollar Time Deposit 5.290% 07/16/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Rabobank Nederland Eurodollar Time Deposit 5.330% 07/02/2007	799,903	799,903	1,883,960	1,883,960	2,683,863	2,683,863
Reserve Primary Money Market Fund(d)	529,397	529,397	1,246,853	1,246,853	1,776,250	1,776,250
Royal Bank of Canada Eurodollar Time Deposit 5.305% 08/30/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Royal Bank of Scotland Eurodollar Time Deposit 5.270% 07/11/2007	133,317	133,317	313,993	313,993	447,310	447,310
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.290% 07/13/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242

20

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

	MassMutual Select Growth Equity Fund		MassMutual Select Blue Chip Growth Fund		Pro Forma Combined
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value

Cash Equivalents(e) (continued)
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.290% 07/19/2007	$79,990	$79,990	$188,396	$188,396	$268,386	$268,386
Svenska Handlesbanken Eurodollar Time Deposit 5.300% 07/02/2007	89,576	89,576	210,973	210,973	300,549	300,549
UBS AG Eurodollar Time Deposit 5.277% 07/05/2007	373,288	373,288	879,181	879,181	1,252,469	1,252,469
UBS AG Eurodollar Time Deposit 5.285% 07/05/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Vanguard Prime Money Market Fund(d)	266,634	266,634	627,987	627,987	894,621	894,621
Wells Fargo Eurodollar Time Deposit 5.260% 07/02/2007	143,983	143,983	339,113	339,113	483,096	483,096
Wells Fargo Eurodollar Time Deposit 5.280% 07/11/2007	533,269	533,269	1,255,973	1,255,973	1,789,242	1,789,242
Wells Fargo Eurodollar Time Deposit 5.280% 07/12/2007	266,634	266,634	627,987	627,987	894,621	894,621

		16,461,749		38,771,276		55,233,025

Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 6/29/2007, 3.50%, due 7/02/2007(f)(g)	10,639,757	10,639,757	14,112,841	14,112,841	24,752,599	24,752,599

TOTAL SHORT-TERM INVESTMENTS (The Pro Forma combined Cost $79,985,623)		27,101,506		52,884,117		79,985,623

TOTAL INVESTMENTS
(The Pro Forma combined Cost $974,761,071)		$468,887,757		$608,447,569		1,077,335,326
Other Assets/(Liabilities)		(16,293,667)		(49,777,955)		(66,355,622)

NET ASSETS		$452,594,090		$558,669,614		$1,010,979,704

21

Pro Forma Portfolio of Investments (Unaudited) (Continued)

June 30, 2007

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral.
(f)	Growth Equity Fund maturity value of $10,642,861. Collateralized by a U.S. Government Agency obligation with a rate of 8.20%, maturity date of 2/25/2029, and an aggregate market value, including accrued interest, of $11,171,745.
(g)	Blue Chip Growth Fund maturity value of $14,116,958. Collectivized by a U.S. Government Agency obligation with a rate of 4.694%, maturity date 8/01/2035, and an aggregate market value, including accrued interest, of $14,818,484.
*	It is expected that if the Merger is approved, these portfolio securities are expected to be sold prior to the Merger.

The accompanying notes are an integral part of the financial statements.

22

Pro Forma Statement of Assets and Liabilities (Unaudited)

June 30, 2007

		MassMutual Select Growth Equity Fund	MassMutual Select Blue Chip Growth Fund	Pro Forma Adjustments	Pro Forma Combined
Assets:
Investments, at value	a	$441,786,251	$555,563,452	$—	$997,349,703
Short-term investments, at value	b	27,101,506	52,884,117	—	79,985,623

Total investments	c	468,887,757	608,447,569	—	1,077,335,326
Receivables from:
Investments sold		—	2,923,705	—	2,923,705
Fund shares sold		365,121	562,064	—	927,185
Interest and dividends		609,767	411,391	—	1,021,158
Foreign taxes withheld		—	20,530	—	20,530

Total assets		469,862,645	612,365,259	—	1,082,227,904

Liabilities:
Payables for:
Investments purchased		—	14,329,688	—	14,329,688
Fund shares repurchased		340,184	111,623	—	451,807
Variation margin on open futures contracts		6,750	—	—	6,750
Securities on loan		16,461,749	38,771,276	—	55,233,025
Directors’ fees and expenses		47,780	25,672	—	73,452
Merger expenses		—	—	284,000 (a)	284,000
Affiliates:
Investment management fees		270,283	258,355	—	528,638
Administration fees		84,638	150,903	—	235,541
Service fees		46,077	30,954	—	77,031
Distribution fees		41	1,823	—	1,864
Accrued expense and other liabilities		11,053	15,351	—	26,404

Total liabilities		17,268,555	53,695,645	—	71,248,200

Net assets		$452,594,090	$558,669,614	$(284,000)	$1,010,979,704

Net assets consist of:
Paid-in capital		$501,291,553	$530,302,045	$—	$1,031,593,598
Undistributed net investment income		1,075,112	644,756	(284,000)	1,435,868
Accumulated net realized loss on investments		(74,917,862)	(49,693,438)	—	(124,611,300)
Net unrealized appreciation on investments		25,145,287	77,416,251	—	102,561,538

Net Assets		$452,594,090	$558,669,614	$(284,000)	$1,010,979,704

(a)	Merger expenses shown represent estimated reorganization expenses.

23

Pro Forma Statement of Assets and Liabilities (Unaudited) (Continued)

June 30, 2007

		MassMutual Select Growth Equity Fund	MassMutual Select Blue Chip Growth Fund	Pro Forma Adjustments	Pro Forma Combined
Class A shares:
Net assets	d	$69,092,556	$47,833,388	$(31,331)	$116,894,613

Shares outstanding	d	8,105,604	4,522,255	(1,572,882)	11,054,977

Net asset value and redemption price per share	d	$8.52	$10.58	$(0.01)	$10.57

Offering price per share (100/[100-maximum sales charge] of net asset value)	d	$9.04	$11.23	$(0.01)	$11.22

Class L shares:
Net assets	d	$171,353,304	$364,559,113	$(156,660)	$535,755,757

Shares outstanding	d	19,879,916	34,003,735	(3,895,742)	49,987,909

Net asset value, offering price and redemption price per share		$8.62	$10.72	$—	$10.72

Class Y shares:
Net assets	d	$60,134,209	$31,330,518	$(23,961)	$91,440,766

Shares outstanding	d	6,925,925	2,920,051	(1,320,823)	8,525,153

Net asset value, offering price and redemption price per share		$8.68	$10.73	$—	$10.73

Class S shares:
Net assets	d	$151,948,139	$112,068,343	$(71,109)	$263,945,373

Shares outstanding	d	17,438,513	10,399,982	(3,336,404)	24,502,091

Net asset value, offering price and redemption price per share	d	$8.71	$10.78	$(0.01)	$10.77

Class N shares:
Net assets	d	$65,882	$2,878,252	$(939)	$2,943,195

Shares outstanding	d	7,864	275,958	(1,547)	282,275

Net asset value, offering price and redemption price per share		$8.38	$10.43	$—	$10.43

(a) Cost of investments—unaffiliated issuers:		$416,627,779	$478,147,669	$—	$894,775,448
(b) Cost of short-term investments:		$27,101,506	$52,884,117	$—	$79,985,623
(c) Securities on loan with market value of:		$15,898,486	$37,617,554	$—	$53,516,040
(d) Reflects adjustment due to Merger expenses.

The accompanying notes are an integral part of the financial statements.

24

Pro Forma Statement of Operations (Unaudited)

For the Twelve Months Ended June 30, 2007

		MassMutual Select Growth Equity Fund	MassMutual Select Blue Chip Growth Fund	Pro Forma Adjustments	Pro Forma Combined

Investment Income:
Dividends	a	$8,820,773	$5,289,045	$—	$14,109,818
Interest		644,457	202,597	—	847,054
Securities lending net income		26,513	67,996	—	94,509

Total investment income		9,491,743	5,559,638	—	15,051,381

Expenses:
Investment management fees	b	4,890,454	3,117,501	(438,435)	7,569,520
Custody fees		152,412	59,892	—	212,304
Trustee reporting		—	1,797	—	1,797
Audit and legal fees	c	44,391	40,175	(35,480)	49,086
Proxy fees		1,148	1,399	—	2,547
Shareholder reporting fees		15,657	8,265	—	23,922
Directors’ fees		28,180	15,768	—	43,948
Merger expenses	d	—	—	284,000	284,000

		5,132,242	3,244,797	(189,915)	8,187,124
Administration fees:
Class A	e	327,705	169,181	122,271	619,157
Class L	e	911,976	1,171,112	340,267	2,423,355
Class Y	e	96,508	125,113	92,255	313,876
Class S	e	207,360	111,988	168,256	487,604
Class N	e	254	14,834	81	15,169
Distribution fees:
Class N		184	8,088	—	8,272
Service fees:
Class A		275,383	103,538	—	378,921
Class N		184	8,088	—	8,272

Total expenses		6,951,796	4,956,739	533,215	12,441,750
Expenses waived:	f	—	(445,358)	(814,930)	(1,260,288)

Net expenses		6,951,796	4,511,381	(281,715)	11,181,462

Net investment income		2,539,947	1,048,257	281,715	3,869,919

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions		49,504,862	12,164,909	—	61,669,771
Closed futures contracts		2,179,105	—	—	2,179,105
Foreign currency transactions		4	(24,198)	—	(24,194)

Net realized gain		51,683,971	12,140,711	—	63,824,682

Net change in unrealized appreciation (depreciation) on:
Investments		37,803,238	69,369,490	—	107,172,728
Open futures contracts		(210,707)	—	—	(210,707)
Translation of assets and liabilities in foreign currencies		(7)	(47)	—	(54)

Net unrealized appreciation		37,592,524	69,369,443	—	106,961,967

Net realized and unrealized gain		89,276,495	81,510,154	—	170,786,649

Net increase in net assets resulting from operations		$91,816,442	$82,558,411	$281,715	$174,656,568

(a) Net of withholding tax of:		$—	$97,788	$—	$97,788
(b)	Management fee of combined Fund is 0.65% versus 0.68% and 0.70% for the Growth Equity Fund and Blue Chip Growth Fund, respectively.
(c)	Elimination and reduction of duplicative audit expenses as a result of the Merger.
(d)	Merger expenses shown represent the following estimated reorganization expenses: transaction costs: $86,000; audit fees: $5,000; legal fees: $160,000; and shareholder reporting fees: $33,000.
(e)	Administration fees for the combined Fund are 0.1585%, 0.2885%, 0.4085%, 0.4085% and 0.4585% for classes S, Y, L, A and N, respectively, versus 0.0875%, 0.1475%, 0.2975%, 0.2975%, 0.3475% and 0.1585%, 0.2885%, 0.4085%, 0.4085%, 0.4585% for classes S, Y, L, A and N of the Growth Equity Fund and Blue Chip Growth Fund, respectively.
(f)	MassMutual has agreed to cap the fees and expenses of the combined Fund at the following amounts through March 31, 2010: 0.76%, 0.82%, 0.98%, 1.19% and 1.51% for Classes S, Y, L, A and N, respectively.

The accompanying notes are an integral part of the financial statements.

25

PART C: OTHER INFORMATION

Item 15. Indemnification

Article VIII of Registrant’s Agreement and Declaration of Trust provides for the indemnification of Registrant’s Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual’s directors’ and officers’ liability insurance program, which covers Registrant’s Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Copy of Registrant’s Agreement and Declaration of Trust, as amended June 14, 1993. (1)

(2)	Copy of Registrant’s By-Laws, as now in effect. (1)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herein as Exhibit 1 to Part A hereof.

(5)	See (1) and (2) above.

(6)(a)	Copy of Specimen Investment Management Agreement between Registrant and Massachusetts Mutual Life Insurance Company (“MassMutual”) on behalf of each of Registrant’s series, incorporated by reference to Exhibit D(1) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

1

(6)(b)	Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. with regard to MassMutual Select Blue Chip Growth Fund dated as of February 16, 2006 is incorporated by reference to Exhibit D(12) of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on March 31, 2006.

(7)(a)	Principal Underwriter Agreement between the Trust and MML Distributors, LLC dated as of February 6, 2006 is incorporated by reference to Exhibit E(1) of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on March 31, 2006.

(7)(b)	Sub-Distributor’s Agreement between MML Distributors, LLC and OppenheimerFunds Distributor, Inc. dated as of February 7, 2003 is incorporated by reference to Exhibit E(2) of Registrant’s Post-Effective Amendment No. 23 to the Registration Statement filed via EDGAR on April 29, 2003.

(8)	Deferred Compensation Plan for Trustees of Registrant, incorporated by reference to Exhibit F of Registrant’s Post-Effective Amendment No. 15 to the Registration Statement filed via EDGAR on May 1, 2000.

(9)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company (“IBT”) with respect to each series of the Trust. (1)

(10)(a)	Form of Class A Distribution and Service (Rule 12b-1) Plan for all series of the Trust incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement filed via EDGAR on June 29, 1999.

(10)(b)	Form of Class Y Rule 12b-1 Plans, incorporated by reference as Exhibit M(4) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(10)(c)	Form of Class L Rule 12b-1 Plans, incorporated by reference as Exhibit M(5) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999

(10)(d)	Form of Class S Rule 12b-1 Plans, incorporated by reference to Exhibit M(4) of Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed via EDGAR on April 30, 2001.

(10)(e)	Form of Class N Rule 12b-1 Plans, incorporated by reference to Exhibit M(5) of Registrant’s Post-Effective Amendment No. 21 to the Registration Statement filed via EDGAR on October 15, 2002.

(10)(f)	Amended and Restated Rule 18f-3 Plan effective as of April 2, 2007 is incorporated herein by reference to Exhibit N of Registrant’s Post-Effective Amendment No. 41 to the Registration Statement filed via EDGAR on March 30, 2007.

(11)	Opinion and consent of Ropes & Gray LLP. (2)

(12)(a)	Consent of Ropes & Gray LLP with respect to tax matters. (2)

(12)(b)	Opinion of Ropes & Gray with respect to tax matters, to be filed by post-effective amendment.

(13)(a)	Specimen Administrative and Shareholder Servicing Agreement between MassMutual and the Trust on behalf of each Registrant’s series, incorporated by reference to Exhibit G(3) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed via EDGAR on April 30, 1999.

(13)(b)	Amendment, dated February 6, 2006, to Administrative and Shareholder Services Agreements is incorporated by reference to Exhibit G(3) of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on March 31, 2006.

(13)(c)	Amended and Restated Transfer Agency Agreement among the Trust, MassMutual and IBT, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to Registration Statement filed via EDGAR on April 30, 1999.

(13)(d)	Expense Limitation Agreement between the Trust and MassMutual with respect to the MassMutual Select Blue Chip Growth Fund is incorporated herein by reference to Exhibit H(1) of Registrant’s Post-Effective Amendment No. 41 to the Registration Statement filed via EDGAR on March 30, 2007.

2

(14)	Consent of Deloitte & Touche LLP is filed herein as Exhibit (14).

(15)	Not applicable.

(16)	Power of Attorney. (2)

(17)(a)	Prospectus and Statement of Additional Information of the Registrant, dated April 2, 2007. (2)

(17)(b)	Audited Financial Statements of the Registrant for the period ended December 31, 2006. (2)

(17)(c)	Unaudited Financial Statements of the Registrant for the period ended June 30, 2007. (2)

(1)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed via EDGAR on October 2, 1997.
(2)	Incorporated by reference to Registrant’s Registration Statement on Form N-14 filed via EDGAR on September 14, 2007.

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after the close of the merger.

NOTICE

A copy of the Agreement and Declaration of Trust of the Registrant, as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 30th day of October, 2007.

MASSMUTUAL SELECT FUNDS

By:	/S/ FREDERICK C. CASTELLANI
Frederick C. Castellani President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities as indicated as of the 30th day of October, 2007.

Signature	Title

* Richard W. Greene	Chairman and Trustee

* Robert E. Joyal	Trustee

* Richard H. Ayers	Trustee

* Allan W. Blair	Trustee

* Mary E. Boland	Trustee

/S/ FREDERICK C. CASTELLANI Frederick C. Castellani	Trustee and President

* R. Alan Hunter, Jr.	Trustee

* F. William Marshall, Jr.	Trustee

/S/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

*By:	/S/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Title of Exhibit

(14)	Consent of Deloitte & Touche LLP